UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: October 31st

Date of Reporting Period: November 1, 2024 – October 31, 2025

Item 1.	Reports to Stockholders.

(a) The Reports to Stockholders are attached herewith.

This annual shareholder report contains important information about the Clough Hedged Equity ETF (the "ETF") for the period of November 1, 2024 to October 31, 2025. Please contact us at 1-855-393-0559 or  visit our website at www.cloughcapital.com/etfs for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: CBLS

CLOUGH HEDGED EQUITY ETF

This report describes changes to the ETF that occurred during the reporting period.

WHAT WERE THE ETF'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$202	1.89%

HOW DID THE ETF PERFORM OVER THE PAST YEAR?

The Clough Hedged Equity ETF (“CBLS” or the “ETF”) seeks long-term capital appreciation while minimizing volatility. The ETF strives to generate positive alpha through both the long portfolio (owned securities) and short portfolio (securities borrowed and sold but not owned) over the course of an entire investment cycle. We believe the ETF has the potential to enhance an investor’s return profile while reducing risk.

The ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to be undervalued and/or having growth potential and by taking short positions in securities the Adviser believes will decline in price. The ETF will generally have net long exposure of between 30-70% of net assets.

For the fiscal year ended October 31, 2025, the ETF returned 13.21% on a net asset value (“NAV”) basis and 13.02% on a market price basis. This compares to its primary benchmark, the Bloomberg World All-Cap Equal Weight TR Index which returned 17.99%. The secondary benchmark, Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index was up 10.88% for the period. During the fiscal year, the long portfolio had an average weight of ~93%, which contributed ~24% to returns, while the short book had an average weighting of ~32% that detracted ~7% from returns.

By sector, the ETF's largest contributors to return came from the Energy, Industrials and Communications sectors, while the largest detractors from returns were from the Health Care, Technology and Utilites sectors.

HOW DID THE ETF PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the ETF's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Clough Hedged Equity ETF NAV
Bloomberg World All-Cap Equal Weight TR Index
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
$16k
$14k
$12k
$10k
$8k
Nov '20
Oct '21
Oct '22
Oct '23
Oct '24
Oct '25

	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Nov '20	10,000	10,000	10,000	10,000
Oct '21	13,106	12,780	11,342	10,014
Oct '22	11,702	9,626	9,910	10,056
Oct '23	9,398	10,193	10,450	10,498
Oct '24	12,668	12,662	11,955	11,012
Oct '25	14,341	14,940	13,256	11,451

The chart above represents historical performance of an investment of $10,000 in the ETF since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on ETF distributions or the redemption of ETF shares.

ETF STATISTICS

Total Net Assets	$41,390,854
# of Portfolio Holdings	67
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$574,977

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	13.21%	7.53%
Bloomberg World All-Cap Equal Weight TR Index	17.99%	8.42%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	10.88%	5.84%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	3.98%	2.76%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

WHAT DID THE ETF INVEST IN? (as of October 31, 2025)

SECTOR

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Communications
-1.17%
Consumer Discretionary
12.59%
-8.04%
Consumer Staples
5.46%
-5.83%
Energy
10.45%
Financials
6.18%
-14.80%
Health Care
7.67%
Industrials
16.64%
-4.24%
Materials
2.42%
Money Market
1.81%
Real Estate
-1.42%
Technology
35.95%
-3.35%

Value	Long Exposure	Short Exposure
Technology	35.95%	-3.35%
Real Estate		-1.42%
Money Market	1.81%
Materials	2.42%
Industrials	16.64%	-4.24%
Health Care	7.67%
Financials	6.18%	-14.80%
Energy	10.45%
Consumer Staples	5.46%	-5.83%
Consumer Discretionary	12.59%	-8.04%
Communications		-1.17%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Long Exposure
Short Exposure
Asia
3.17%
North America
89.08%
-35.69%
South & Central America
1.88%
Western Europe
5.04%
-3.16%

Value	Long Exposure	Short Exposure
Western Europe	5.04%	-3.16%
South & Central America	1.88%
North America	89.08%	-35.69%
Asia	3.17%

MARKET COMMENTARY

For the fiscal year ended October 31, 2025, the ETF navigated a period of elevated policy driven volatility in global equity markets, with returns influenced by shifting trade and tariff policies, evolving interest rate expectations, and pronounced sectoral dispersion. The year was marked by renewed trade tensions, including incremental tariff actions and tighter enforcement of existing measures, which contributed to bouts of risk off sentiment and pressure on import reliant industries. Against this backdrop, the ETF’s long/short structure, together with selective exposure to commodity linked businesses, helped mitigate drawdowns during periods of macro stress while providing participation in subsequent recoveries.

As clarity around trade policy improved and the Federal Reserve pivoted toward monetary easing late in the period, equity markets rotated back toward secular growth themes, including beneficiaries of artificial intelligence (“AI”) and data center build out. Within this environment, CBLS benefited from long positions in companies levered to AI driven demand trends, as well as from investments in commodity sensitive names that stood to gain from supply constraints and pricing power, while the short book was used to reduce exposure to areas viewed as structurally disadvantaged by tariffs or higher input costs. Together, these positioning decisions and the ETF’s active risk management helped shape the ETF’s performance for the fiscal year.

CLOUGH HEDGED EQUITY ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: CBLS

1-855-393-0559

If you wish to view additional information about the ETF; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughcapital.com/etfs.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

This annual shareholder report contains important information about the Clough Select Equity ETF (the "ETF") for the period of November 1, 2024 to October 31, 2025. Please contact us at 1-855-393-0559 or  visit our website at www.cloughcapital.com/etfs for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: CBSE

CLOUGH SELECT EQUITY ETF

This report describes changes to the ETF that occurred during the reporting period.

WHAT WERE THE ETF'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$98	0.85%

HOW DID THE ETF PERFORM OVER THE PAST YEAR?

The Clough Select Equity ETF (“CBSE” or the “ETF”) seeks capital appreciation and lower volatility than the broader market. The ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to have above-average financial characteristics, be undervalued and/or have growth potential.

The Adviser identifies securities to purchase for the ETF that are U.S.-listed companies of any market capitalization. The ETF’s holdings are generally comprised of equity securities and/or depositary receipts. The Adviser typically looks to purchase securities of companies it believes will outperform the market over the course of an entire market cycle while maintaining overall portfolio volatility that is lower than that experienced by the broader market.

For the fiscal year ended October 31, 2025, CBSE returned 30.15% on a net asset value ("NAV") basis and 29.90% on a market price basis, compared to its benchmark, the Bloomberg World All-Cap Equal Weight TR Index returned 17.99% over the same time period.

By sector, the ETF's largest contributors to return came from the Communications, Materials and Utilities sectors, while the largest detractors from returns came from the Health Care, Consumer Staples and Hedges sectors.

HOW DID THE ETF PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the ETF's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Clough Select Equity ETF NAV
Bloomberg World All-Cap Equal Weight TR Index
$24k
$20k
$16k
$12k
$8k
Nov '20
Oct '21
Oct '22
Oct '23
Oct '24
Oct '25

	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Oct '25	20,653	14,940

The chart above represents historical performance of an investment of $10,000 in the ETF since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on ETF distributions or the redemption of ETF shares.

ETF STATISTICS

Total Net Assets	$33,875,567
# of Portfolio Holdings	36
Portfolio Turnover Rate	767%
Total Advisory Fees Paid	$219,663

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	30.15%	15.72%
Bloomberg World All-Cap Equal Weight TR Index	17.99%	8.42%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

WHAT DID THE ETF INVEST IN? (as of October 31, 2025)

SECTOR

(Expressed as % of Net Assets)

Value	Value
Technology	31.34%
Money Market	5.11%
Materials	2.45%
Industrials	14.46%
Health Care	11.42%
Financials	2.85%
Energy	17.05%
Consumer Staples	2.52%
Consumer Discretionary	13.53%
Communications	2.50%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Value	Value
Western Europe	7.78%
North America	92.88%
Asia	2.57%

MARKET COMMENTARY

For the fiscal year ended October 31, 2025, the ETF operated amid mixed global growth, evolving trade and tariff regimes, and a late period shift in monetary policy toward lower interest rates. Trade related developments, including additional tariff measures and changes to import rules, created headwinds for certain manufacturing and consumer oriented businesses while supporting pricing in select commodity exposed industries. The ETF’s emphasis on companies with durable business models, strong balance sheets, and the ability to pass higher input costs through was an important element in navigating this environment, particularly when exposure to commodity linked end markets provided a tailwind.

Over the course of the year, market leadership increasingly favored secular growth beneficiaries, notably in areas tied to artificial intelligence (“AI”), cloud infrastructure, and related enabling technologies. CBSE’s allocations to companies expected to benefit from AI driven capital spending and productivity gains contributed positively to results, as did select positions in businesses with leverage to commodity trends and constrained supply. These exposures, combined with disciplined stock selection and risk management, were key drivers of the ETF’s performance for the fiscal year.

CLOUGH SELECT EQUITY ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: CBSE

1-855-393-0559

If you wish to view additional information about the ETF; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit www.cloughcapital.com/etfs.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

This annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2024 to October 31, 2025.  Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: SRHR

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$74	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

For the fiscal year ended October 31, 2025 (the “Period”), the SRH REIT Covered Call ETF (the “Fund”) delivered a total return of -3.91% on a net asset value (“NAV”) basis and -4.05% on a market price basis, underperforming its benchmark, the S&P 500 Total Return Index, which increased 21.45%.

The Fund’s primary positive contributor during the Period was Ventas (VTR), a healthcare REIT focused on senior housing, which contributed 2.07% to performance during the Period. Conversely, the primary detractor was Alexandria Real Estate (ARE), a healthcare REIT specializing in pharmaceutical research real estate, which detracted 1.48% from performance during the Period.

Notwithstanding the diversified subsector composition of the REIT market, we attribute the Fund’s underperformance relative to its benchmark primarily to security selection within the healthcare sector. Notably, the Fund maintained no position in Welltower (WELL), one of the largest REITs by market capitalization and among the strongest performers during the Period. Conversely, the Fund held an overweight position in ARE, which experienced relative underperformance. Our investment thesis posits that WELL remains overvalued while ARE presents attractive valuation characteristics. We maintain conviction that this positioning will demonstrate favorable outcomes over an extended time horizon.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

SRH REIT Covered Call ETF
S&P 500 Total Return Index
$18k
$16k
$14k
$12k
$10k
$8k
Nov'23
Oct'24
Oct'25

	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Oct'25	12,148	16,588

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$48,010,811
# of Portfolio Holdings	26
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$377,623

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF - NAV	-3.91%	10.22%
S&P 500 Total Return Index	21.45%	28.80%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

REIT SUBSECTOR

(Expressed as % of Total Investments)

Health Care REIT
13.86%
Industrial REIT
12.82%
Residential REIT
12.08%
Data Center REIT
9.50%
Specialty REIT
9.10%
Office REIT
8.61%
Multi Asset Class REIT
7.11%
Retail REIT
6.32%
Infrastructure REIT
5.59%
Self-storage REIT
5.53%
Hotel REIT
5.16%
Gaming REIT
3.20%
Cash/Cash Equivalent
1.12%

Value	Value
Cash/Cash Equivalent	1.12%
Gaming REIT	3.20%
Hotel REIT	5.16%
Self-storage REIT	5.53%
Infrastructure REIT	5.59%
Retail REIT	6.32%
Multi Asset Class REIT	7.11%
Office REIT	8.61%
Specialty REIT	9.10%
Data Center REIT	9.50%
Residential REIT	12.08%
Industrial REIT	12.82%
Health Care REIT	13.86%

SRH REIT COVERED CALL ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: SRHR

877-524-9155

SRHetfs@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhr.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. Effective December 1, 2024, the sub-adviser for SRH REIT Covered Call ETF, Rocky Mountain Advisers, LLC, changed its name to SRH Advisors, LLC.

This annual shareholder report contains important information about the SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) for the period of November 1, 2024 to October 31, 2025. Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: SRHQ

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$36	0.35%

HOW DID THE FUND PERFORM THE PAST YEAR?

For the fiscal year ended October 31, 2025, the SRH U.S. Quality GARP ETF's (the "Fund") delivered a return, on a net asset value ("NAV") basis, of 6.42%, which differed from the performance of the SRH U.S. GARP Index (the "Index") of 6.83%, primarily due to the fees and expenses incurred by the Fund during the period. For the same period, the S&P 500 Index returned 21.45%. The Fund’s underperformance relative to the S&P 500 Index was partly attributed to its relatively lower exposure to large-cap equities compared to the S&P 500. U.S. equities posted robust gains in the period following the U.S. elections. Performance softened during the first half of 2025 amid uncertainty surrounding global trade and tariff policy developments. Markets subsequently rallied toward the end of the period, supported by lower interest rates, continued strength in technology and secular growth themes, and broadly resilient corporate earnings. The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund generally employs a full replication method, meaning the Fund invests in the same components of the Index to achieve its investment objective.

What Contributed To Performance?

Technology sector investments contributed most to the Fund’s return during the period. Ciena Corp., a company that develops and markets communications network platforms, software, and offers professional services, was the top contributor to the Fund’s performance during the period.

What Detracted From Performance?

Materials sector investments detracted most from the Fund’s performance during the period. UnitedHealth Group Inc., a company that provides employees with products and resources to plan and administer employee health benefit programs, detracted the most from the Fund’s performance during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

SRH U.S. Quality GARP ETF
S&P 500 Total Return Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Oct'22
Aug'23
Oct'23
Oct'24
Oct'25

	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Oct'25	15,556	18,875

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$171,447,395
# of Portfolio Holdings	60
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$572,978

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF - NAV	6.42%	15.46%
S&P 500 Total Return Index	21.45%	22.96%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 21.44%
Health Care 13.03%
Industrial Services 12.92%
Financial Services 10.37%
Tech Hardware & Semiconductors 9.14%
Industrial Products 6.98%
Media 6.23%
Consumer Discretionary Products 5.66%
Materials 2.89%
Consumer Staple Products 2.51%
Utilities 2.50%
Renewable Energy 2.15%
Retail & Wholesale - Discretionary 1.62%
Retail & Wholesale - Staples 1.39%
Telecommunications 1.09%
Cash/Cash Equivalent 0.08%

Value	Value
Cash/Cash Equivalent	0.08%
Telecommunications	1.09%
Retail & Wholesale - Staples	1.39%
Retail & Wholesale - Discretionary	1.62%
Renewable Energy	2.15%
Utilities	2.50%
Consumer Staple Products	2.51%
Materials	2.89%
Consumer Discretionary Products	5.66%
Media	6.23%
Industrial Products	6.98%
Tech Hardware & Semiconductors	9.14%
Financial Services	10.37%
Industrial Services	12.92%
Health Care	13.03%
Software & Tech Services	21.44%

SRH U.S. QUALITY GARP ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

NYSE Arca, Inc.: SRHQ

877-524-9155

SRHETFs@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://srhfunds.com/srhq.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

Effective December 1, 2024, the index provider for SRH U.S. Quality GARP ETF, Rocky Mountain Advisers, LLC, changed its name to SRH Advisors, LLC.

This annual shareholder report contains important information about the The Opal International Dividend Income ETF (the "Fund") for the period of December 26, 2024 (commencement of operations) to October 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/idvz/ for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: IDVZ

THE OPAL INTERNATIONAL DIVIDEND INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal International Dividend Income ETF	$71	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 26, 2024 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund generated a return of 25.22% for the period (since inception – December 26, 2024), outperforming the MSCI ACWI ex USA High Dividend Yield Index by 1.12% and the S&P 500 TR Index by 10.71%. Performance reflected the Fund’s focus on international companies with strong balance sheets, stable cash flows, and reliable dividend profiles. Stock selection within consumer staples, communication services, and financials were the primary driver of results.

International equities performed well during the period, supported by improving fundamentals across multiple non-U.S. markets. The Fund benefited from this backdrop through exposure to growing companies generating strong cash flows with attractive dividends at reasonable valuations. While these trends were supportive during the period, future conditions may differ, and the Fund remains focused on identifying durable businesses that can contribute to income and long-term total return over time.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Opal International Dividend Income ETF
MSCI ACWI ex USA High Dividend Yield Index
S&P 500 Index
$14k
$12k
$10k
$8k
Dec'24
Oct'25

	The Opal International Dividend Income ETF	MSCI ACWI ex USA High Dividend Yield Index	S&P 500 Index
Dec'24	10000	10000	10000
Oct'25	12536	12410	11451

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$111,498,699
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$469,296

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (December 26, 2024)
The Opal International Dividend Income ETF	25.22%
MSCI ACWI ex USA High Dividend Yield Index	24.10%
S&P 500 Total Return Index	14.51%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products 18.67%
Banking 13.51%
Tech Hardware & Semiconductors 10.13%
Telecommunications 9.88%
Health Care 9.32%
Insurance 7.21%
Utilities 6.42%
Oil & Gas 5.96%
Retail & Wholesale - Discretionary 4.88%
Retail & Wholesale - Staples 3.13%
Media 2.66%
Financial Services 2.63%
Materials 2.42%
Industrial Services 2.17%
Consumer Discretionary Products 0.60%
Money Market Funds 0.41%

Value	Value
Money Market Funds	0.41%
Consumer Discretionary Products	0.60%
Industrial Services	2.17%
Materials	2.42%
Financial Services	2.63%
Media	2.66%
Retail & Wholesale - Staples	3.13%
Retail & Wholesale - Discretionary	4.88%
Oil & Gas	5.96%
Utilities	6.42%
Insurance	7.21%
Health Care	9.32%
Telecommunications	9.88%
Tech Hardware & Semiconductors	10.13%
Banking	13.51%
Consumer Staple Products	18.67%

COUNTRY

(Expressed as % of Total Investments)

United Kingdom 18.46%
Mexico 10.91%
Netherlands 8.86%
Switzerland 8.80%
France 7.66%
Brazil 6.45%
Italy 5.05%
Cayman Islands 4.88%
Taiwan 4.53%
Denmark 3.41%
Spain 3.27%
China 2.59%
Philippines 2.57%
Australia 2.42%
Indonesia 2.19%
United States 2.10%
Finland 2.00%
Japan 1.66%
Canada 1.43%
Hong Kong 0.76%

Value	Value
Hong Kong	0.76%
Canada	1.43%
Japan	1.66%
Finland	2.00%
United States	2.10%
Indonesia	2.19%
Australia	2.42%
Philippines	2.57%
China	2.59%
Spain	3.27%
Denmark	3.41%
Taiwan	4.53%
Cayman Islands	4.88%
Italy	5.05%
Brazil	6.45%
France	7.66%
Switzerland	8.80%
Netherlands	8.86%
Mexico	10.91%
United Kingdom	18.46%

THE OPAL INTERNATIONAL DIVIDEND INCOME ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: IDVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/idvz/.

This annual shareholder report contains important information about the TrueShares ConVex Protect ETF (the "Fund") for the period of June 27, 2025 (commencement of operations) to October 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/pvex/ for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: PVEX

TRUESHARES CONVEX PROTECT ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares ConVex Protect ETF	$29	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of June 27, 2025 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund is designed to participate in the growth of U.S. large-cap equities while aiming to cushion against significant market declines. Overall, it targets a convex return pattern, capturing the potential for strong upside participation while helping to limit losses in downturns.

Since inception on June 27, 2025, the Fund generated a total return of 15.40%, outperforming the S&P 500 TR Index by 4.16%. Performance during the period largely reflected the Fund’s laddered option positions on the SPDR S&P 500 ETF Trust. The purchased call option exposure contributed positively as U.S. equities advanced to new highs, while the written put options provided a layer of downside protection. Short-term Treasury holdings added to overall results.

Collectively, these elements supported the Fund's objective of delivering a convex, risk-managed approach that participates in market gains while maintaining a clear framework for mitigating downside risk.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares ConVex Protect ETF
S&P 500 Total Return Index
$12k
$10k
$8k
Jun'25
Oct'25

	TrueShares ConVex Protect ETF	S&P 500 Total Return Index
Jun'25	10,000	10,000
Oct'25	11,540	11,124

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$3,173,352
# of Portfolio Holdings	15
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$4,438

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 27, 2025)
TrueShares ConVex Protect ETF	15.40%
S&P 500 Total Return Index	11.24%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.true-shares.com/pvex/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Treasury Bills
50.56%
Exchange-Traded Funds
37.72%
Flex Options
11.46%
Money Market Funds
0.26%

Value	Value
Money Market Funds	0.26%
Flex Options	11.46%
Exchange-Traded Funds	37.72%
Treasury Bills	50.56%

TRUESHARES CONVEX PROTECT ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: PVEX

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/pvex/.

This annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.  Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qber/ for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: QBER

TRUESHARES QUARTERLY BEAR HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$79	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund targets principal protection and interest income, with the potential for positive returns when U.S. equity markets decline over rolling three-month periods.

For the period November 1, 2024 through October 31, 2025, the Fund generated a total return of -0.34%, trailing the S&P 500 Total Return Index by 21.79%. U.S. Treasury Bill holdings were the primary contributors to performance. Conversely, the Fund’s long put option positions on the SPDR S&P 500 ETF Trust detracted from results as U.S. equity markets rose steadily throughout the period.

The period included elevated volatility, falling interest rates, and persistent geopolitical uncertainty, even as equities reached new highs. In this environment, the Fund operated as a risk-management complement to large-cap exposure, aiming to protect capital and potentially benefit from a market pullback.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Quarterly Bear Hedge ETF
S&P 500 Total Return Index
$14k
$12k
$10k
$8k
$6k
Jun'24
Oct'24
Oct'25

	TrueShares Quarterly Bear Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,032	10,493
Oct'25	9,998	12,744

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$220,916,188
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,201,873

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF	-0.34%	-0.02%
S&P 500 Total Return Index	21.45%	19.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Treasury Bills
99.62%
Flex Options
0.37%
Money Market Funds
0.01%

Value	Value
Money Market Funds	0.01%
Flex Options	0.37%
Treasury Bills	99.62%

TRUESHARES QUARTERLY BEAR HEDGE ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: QBER

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/qber/.

This annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qbul/ for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: QBUL

TRUESHARES QUARTERLY BULL HEDGE ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$81	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets over rolling three-month periods.

For the period November 1, 2024 through October 31, 2025, the Fund generated a total return of 5.72%, trailing the S&P 500 Total Return Index by 15.73%. The Fund’s call option positions on the SPDR S&P 500 ETF Trust contributed positively; however, the Fund is intentionally designed to maintain less than full notional equity exposure. This structural feature explains most of the differential relative to the S&P 500 and is consistent with the Fund’s objective to balance market participation with meaningful downside protection.

The period included elevated volatility, falling interest rates, and persistent geopolitical uncertainty, even as equities reached new highs. In this environment, the fund was utilized as a risk-management component that complements a large cap equity allocation by maintaining partial upside market participation while applying investment techniques that may prevent loss of capital from a market pullback.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Quarterly Bull Hedge ETF
S&P 500 Total Return Index
$14k
$12k
$10k
$8k
Jun'24
Oct'24
Oct'25

	TrueShares Quarterly Bull Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,100	10,493
Oct'25	10,678	12,744

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$9,963,491
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$329,388

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF	5.72%	5.01%
S&P 500 Total Return Index	21.45%	19.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Treasury Bills
97.87%
Flex Options
1.98%
Money Market Funds
0.15%

Value	Value
Money Market Funds	0.15%
Flex Options	1.98%
Treasury Bills	97.87%

TRUESHARES QUARTERLY BULL HEDGE ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: QBUL

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/qbul/.

This annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF (the "Fund") for the period of January 24, 2025 (commencement of operations) to October 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/onez/ for additional information.

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: ONEZ

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$15	0.19%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 24, 2025 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund seeks capital appreciation with the potential for reduced volatility relative to the U.S. large-cap equity market. The Fund implements a fund-of-funds structure, investing primarily in ETFs linked to the S&P 500 Index, combined with an income-enhancing and risk-moderating overlay intended to support a smoother return profile.

For the period January 24, 2025 (inception) through October 31, 2025, the Fund generated a total return of 7.83%, trailing the S&P 500 Index by 5.38%. U.S. large-cap equities advanced during the reporting period, and the Fund participated in this strength while adhering to its lower-volatility orientation. As designed, the strategy may capture less upside during strong market rallies, but aims to provide more consistency across varying environments.

The Fund remains focused on balancing total return potential through its systematic, risk-aware framework, offering investors an approach intended to moderate volatility without foregoing meaningful participation in equity markets.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Seasonality Laddered Buffered ETF
S&P 500 Total Return Index
$12k
$10k
$8k
Jan'25
Oct'25

	TrueShares Seasonality Laddered Buffered ETF	S&P 500 Total Return Index
Jan'25	10,000	10,000
Oct'25	10,783	11,321

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$126,433,088
# of Portfolio Holdings	15
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$101,660

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF	7.83%
S&P 500 Total Return Index	13.21%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Exchange-Traded Funds
99.81%
Money Market Funds
0.19%

Value	Value
Money Market Funds	0.19%
Exchange-Traded Funds	99.81%

TRUESHARES SEASONALITY LADDERED BUFFERED ETF

ANNUAL SHAREHOLDER REPORT

October 31, 2025

Cboe Exchange, Inc.: ONEZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/onez/.

(b) Not applicable.

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d) During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e) Not applicable.

(f) The Registrant’s code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following table sets forth the aggregate audit and non-audit fees billed to the Registrant for each of the fiscal years/periods indicated below for professional services rendered by the Registrant’s principal accountant, Cohen & Company, Ltd. (“Cohen”).

SRH U.S. Quality GARP ETF	Fiscal year ended October 31, 2025	Fiscal year ended October 31, 2024
(a) Audit Fees (1)	$14,600	$14,600
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$3,500	$3,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

SRH REIT Covered Call ETF	Fiscal year ended October 31, 2025	Fiscal period ended October 31, 2024
(a) Audit Fees (1)	$17,600	$17,600
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$4,500	$3,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

Clough Hedged Equity ETF	Fiscal year ended October 31, 2025
(a) Audit Fees (1)	$17,750
(b) Audit-Related Fees (2)	$0
© Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

Clough Select Equity ETF	Fiscal year ended October 31, 2025
(a) Audit Fees (1)	$17,150
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

The Opal International Dividend Income ETF	Fiscal period December 26, 2024 - October 31, 2025
(a) Audit Fees (1)	$11,900
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares ConVex Protect ETF	Fiscal period June 27, 2025 – October 31, 2025
(a) Audit Fees (1)	$13,175
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Quarterly Bull Hedge ETF	Fiscal year ended October 31, 2025	Fiscal period ended October 31, 2024
(a) Audit Fees (1)	$15,500	$14,080
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$3,425	$3,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Quarterly Bear Hedge ETF	Fiscal year ended October 31, 2025	Fiscal period ended October 31, 2024
(a) Audit Fees (1)	$15,500	$14,080
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$3,425	$3,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Seasonality Laddered Buffered ETF	Fiscal period January 24, 2025 - October 31, 2024
(a) Audit Fees (1)	$11,900
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e) (2) No services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven Norgaard.

Item 6.	Investments.

(a) The Registrant’s full schedule of investments is included as part of the Reports to Stockholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

CLOUGH HEDGED EQUITY ETF (NYSE ARCA, INC.: CBLS)

CLOUGH SELECT EQUITY ETF (NYSE ARCA, INC.: CBSE)

Annual Financial Statements

October 31, 2025

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.36%
Consumer Discretionary - 12.59%
Arcos Dorados Holdings, Inc., Class A	108,728	$779,580
Chipotle Mexican Grill, Inc., Class A(a)	29,370	930,735
Service Corp. Intl.(b)	15,597	1,302,505
SharkNinja, Inc.(a)	11,036	943,578
TJX Cos, Inc.	8,957	1,255,234
		5,211,632

Consumer Staples - 5.46%
Costco Wholesale Corp.(b)	1,111	1,012,621
Estee Lauder Cos., Inc., Class A	12,896	1,246,914
		2,259,535

Energy - 10.45%
Expand Energy Corp.(b)	8,812	910,368
Solaris Energy Infrastructure, Inc., Class A	27,164	1,445,940
TechnipFMC PLC	25,265	1,044,708
Transocean Ltd.(a)	241,160	926,054
		4,327,070

Financials - 6.18%
Charles Schwab Corp.(b)	13,754	1,300,028
Mastercard, Inc., Class A	2,275	1,255,777
		2,555,805

Health Care - 7.67%
Exact Sciences Corp.(a)	18,375	1,188,679
GeneDx Holdings Corp., Class A(a)	7,279	996,568
UnitedHealth Group, Inc.	2,897	989,499
		3,174,746

Industrials - 16.64%
Amphenol Corp., Class A	7,408	1,032,231
BWX Technologies, Inc.	6,424	1,372,231
Huntington Ingalls Industries, Inc.	2,960	953,179
Quanta Services, Inc.	2,877	1,292,147
Rollins, Inc.(b)	21,604	1,244,606
Sterling Infrastructure, Inc.(a)	2,630	993,877
		6,888,271

Materials - 2.42%
Amrize Ltd.(a)	19,328	1,001,964
	Shares	Value
COMMON STOCKS - 97.36% (continued)
Technology - 35.95%
Advanced Micro Devices, Inc.(a)	4,921	$1,260,366
Apple, Inc.(b)	4,568	1,235,050
ASML Holding NV - Sponsored ADR	982	1,040,164
Broadcom, Inc.	2,748	1,015,743
Cadence Design Systems, Inc.(a)	3,062	1,037,069
Dell Technologies, Inc., Class C(b)	7,332	1,187,857
Lam Research Corp.	6,504	1,024,120
Marvell Technology, Inc.	14,753	1,382,946
Microsoft Corp.(b)	2,364	1,224,103
NVIDIA Corp.(b)	6,104	1,235,999
Schrodinger, Inc.(a)	40,022	842,063
SiTime Corp.(a)	3,733	1,081,226
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	4,369	1,312,579
		14,879,285

TOTAL COMMON STOCKS
(Cost $38,006,168)		40,298,308

	Shares	Value
MONEY MARKET FUNDS - 1.81%
BlackRock Liquidity Funds, T-Fund
Portfolio, Institutional Class, 3.970%
(7-day yield)	747,509	747,509

TOTAL MONEY MARKET FUNDS
(Cost $747,509)		747,509

TOTAL INVESTMENTS - 99.17%
(Cost $38,753,677)		$41,045,817

Other Assets in Excess of Liabilities - 0.83%(c)		345,037

NET ASSETS - 100.00%		$41,390,854

SCHEDULE OF SECURITIES SOLD
SHORT	Shares	Value
COMMON STOCKS - (38.85)%
Communications - (1.17)%
Iridium Communications, Inc.	(25,280)	(484,112)

See Notes to Financial Statements

3

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued)

SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (38.85)% (continued)
Consumer Discretionary - (8.04)%
Brinker International, Inc.	(4,930)	$(535,694)
Cava Group, Inc.	(5,730)	(307,873)
Floor & Decor Holdings, Inc., Class A	(8,880)	(554,822)
Hilton Worldwide Holdings, Inc.	(2,320)	(596,147)
On Holding AG, Class A	(19,150)	(711,423)
Sweetgreen, Inc., Class A	(49,050)	(308,524)
Wingstop, Inc.	(1,440)	(311,947)
		(3,326,430)

Consumer Staples - (5.83)%
Anheuser-Busch InBev SA/NV - Sponsored ADR	(9,790)	(596,211)
Helen of Troy Ltd.	(32,280)	(601,376)
Kenvue, Inc.	(43,170)	(620,353)
Molson Coors Beverage Co., Class B	(13,620)	(595,467)
		(2,413,407)

Financials - (14.80)%
Affirm Holdings, Inc., Class A	(4,520)	(324,898)
Apollo Global Management, Inc.	(4,840)	(601,660)
Blackstone, Inc.	(3,992)	(585,387)
Blue Owl Capital, Inc., Class A	(19,440)	(306,569)
Capital One Financial Corp.	(3,316)	(729,487)
Carlyle Group, Inc.	(10,520)	(560,926)
East West Bancorp, Inc.	(5,220)	(530,352)
KKR & Co, Inc.	(5,030)	(595,200)
M&T Bank Corp.	(2,870)	(527,707)
SoFi Technologies, Inc.	(10,540)	(312,827)
Western Alliance Bancorp	(6,790)	(525,207)
Zions Bancorp NA	(10,040)	(523,184)
		(6,123,404)

Industrials - (4.24)%
Middleby Corp.	(4,655)	(578,291)
Thomson Reuters Corp.	(3,750)	(573,975)
Toro Co.	(8,078)	(603,669)
		(1,755,935)

Real Estate - (1.42)%
Digital Realty Trust, Inc.	(3,453)	(588,426)
SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (38.85)% (continued)
Technology - (3.35)%
Adobe, Inc.(a)	(2,130)	$(724,860)
Workday, Inc., Class A	(2,760)	(662,179)
		(1,387,039)

TOTAL COMMON STOCKS
(Proceeds $16,726,987)		(16,078,753)

TOTAL SECURITIES SOLD SHORT - (38.85%)
(Proceeds $16,726,987)		$(16,078,753)

(a)	Non-income producing security.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of October 31, 2025, the aggregate value of those securities was $9,402,285, representing 22.72% of net assets.
(c)	Includes cash which is being held as collateral for securities sold short.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

NA - National Association

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements

4

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
COMMON STOCKS - 98.12%
Communications - 2.50%
Spotify Technology SA(a)	1,290	$845,363

Consumer Discretionary - 13.53%
Chipotle Mexican Grill, Inc., Class A(a)	21,010	665,807
Luckin Coffee, Inc. - Sponsored ADR(a)	21,700	870,170
Service Corp. Intl.	11,651	972,975
SharkNinja, Inc.(a)	9,873	844,141
TJX Cos, Inc.	8,784	1,230,990
		4,584,083

Consumer Staples - 2.52%
Costco Wholesale Corp.	936	853,117

Energy - 17.05%
Expand Energy Corp.	9,806	1,013,058
NextDecade Corp.(a)	171,065	1,014,415
Select Water Solutions, Inc., Class A	86,412	998,923
Solaris Energy Infrastructure, Inc., Class A	20,034	1,066,410
TechnipFMC PLC	20,730	857,185
Transocean Ltd.(a)	215,470	827,405
		5,777,396

Financials - 2.85%
Mastercard, Inc., Class A	1,746	963,775

Health Care - 11.42%
Exact Sciences Corp.(a)	16,040	1,037,628
GeneDx Holdings Corp., Class A(a)	7,420	1,015,872
GRAIL, Inc.(a)	9,569	879,678
TransMedics Group, Inc.(a)	7,118	936,302
		3,869,480

Industrials - 14.46%
Amphenol Corp., Class A	7,260	1,011,608
BWX Technologies, Inc.	4,655	994,354
Huntington Ingalls Industries, Inc.	3,150	1,014,363
Siemens AG - Sponsored ADR	6,575	931,612
Sterling Infrastructure, Inc.(a)	2,503	945,884
		4,897,821
Materials - 2.45%
Amrize Ltd.(a)	16,040	831,514
	Shares	Value
COMMON STOCKS - 98.12% (continued)
Technology - 31.34%
Advanced Micro Devices, Inc.(a)	4,092	$1,048,043
Apple, Inc.	3,544	958,191
ASML Holding NV - Sponsored ADR	800	847,384
Broadcom, Inc.	2,270	839,060
Cadence Design Systems, Inc.(a)	2,988	1,012,006
CoreWeave, Inc., Class A(a)	6,940	927,947
Lam Research Corp.	5,330	839,262
Marvell Technology, Inc.	10,732	1,006,018
NVIDIA Corp.	5,572	1,128,274
Planet Labs PBC(a)	73,734	991,722
Schrodinger, Inc.(a)	48,392	1,018,168
		10,616,075

TOTAL COMMON STOCKS
(Cost $31,079,275)		33,238,624

	Shares	Value
MONEY MARKET FUNDS - 5.11%
BlackRock Liquidity Funds, T-Fund
Portfolio, Institutional Class, 3.970%
(7-day yield)	1,729,824	1,729,824

TOTAL MONEY MARKET FUNDS
(Cost $1,729,824)		1,729,824

TOTAL INVESTMENTS - 103.23%
(Cost $32,809,099)		$34,968,448

Liabilities in Excess of Other Assets - (3.23)%		(1,092,881)

NET ASSETS - 100.00%		$33,875,567

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PBC - Public Benefit Corporation

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Financial Statements

5

Clough Capital ETFs

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025

	Clough Hedged	Clough Select
	Equity ETF	Equity ETF

ASSETS:
Investments, at value	$41,045,817	$34,968,448
Cash	79,570	—
Deposit with broker for securities sold short	17,829,760	—
Dividends receivable	26,623	19,080
Receivable for investments sold	—	1,860,171
Total Assets	58,981,770	36,847,699
LIABILITIES:
Overdraft due to custodian	—	778,475
Securities sold short, at value	16,078,753	—
Payable for investments purchased	1,462,500	2,169,444
Accrued investment advisory fee	49,663	24,213
Total Liabilities	17,590,916	2,972,132
NET ASSETS	$41,390,854	$33,875,567

COMPOSITION OF NET ASSETS:
Paid in capital	$42,246,014	$32,573,840
Distributable earnings/(accumulated loss)	(855,160)	1,301,727
NET ASSETS	$41,390,854	$33,875,567

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,460,000	840,000
Net asset value, price per share	$28.35	$40.33

Investments, at cost	$38,753,677	$32,809,099
Proceeds of securities sold short	16,726,987	—

See Notes to Financial Statements

6

Clough Capital ETFs

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	Clough Hedged	Clough Select
	Equity ETF(a)	Equity ETF(a)
INVESTMENT INCOME:
Dividends*	$571,009	$257,630
Interest on deposits with broker	573,738	–
Total Income	1,144,747	257,630
EXPENSES:
Investment advisory fee	574,977	219,663
Dividend expense - short sales	231,145	–
Total Expenses	806,122	219,663
NET INVESTMENT INCOME	338,625	37,967
Net realized gain/(loss) on:
Investment securities	1,402,112	(472,367)
Securities sold short	(3,577,945)	–
Investments sold in-kind	6,012,912	6,571,320
Net Realized Gain	3,837,079	6,098,953
Net change in unrealized appreciation/depreciation on:
Investment securities	56,495	354,034
Securities sold short	646,992	–
Net Change In Unrealized Appreciation/Depreciation	703,487	354,034
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,540,566	6,452,987
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,879,191	$6,490,954
*Foreign taxes withheld on dividends	$18,158	$11,179

(a)	The ETFs acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the "Predecessor ETFs"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETFs have been adopted by the ETFs and will be used going forward. As a result, the information for the period prior to the close of business on January 17, 2025, reflects that of the Predecessor ETFs, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

7

Clough Hedged Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024(a)
OPERATIONS
Net investment income	$338,625	$214,604
Net realized gain	3,837,079	271,676
Net change in unrealized appreciation/depreciation	703,487	2,040,380
Net increase in net assets resulting from operations	4,879,191	2,526,660

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(294,372)	(35,104)
Net decrease in net assets for distributions	(294,372)	(35,104)

BENEFICIAL INTEREST TRANSACTIONS
Shares sold	25,206,925	29,861,533
Shares redeemed	(23,456,589)	(4,064,712)
Net increase in net assets derived from beneficial interest transactions	1,750,336	25,796,821
Net increase in net assets	6,335,155	28,288,377

NET ASSETS
Beginning of period	35,055,699	6,767,322
End of period	$41,390,854	$35,055,699

(a)	The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

8

Clough Select Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024(a)
OPERATIONS
Net investment income	$37,967	$73,336
Net realized gain	6,098,953	1,829,677
Net change in unrealized appreciation/depreciation	354,034	1,989,792
Net increase in net assets resulting from operations	6,490,954	3,892,805

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(79,339)	(97,722)
Net decrease in net assets for distributions	(79,339)	(97,722)

BENEFICIAL INTEREST TRANSACTIONS
Shares sold	27,659,007	14,250,136
Shares redeemed	(19,155,788)	(4,580,235)
Net increase in net assets derived from beneficial interest transactions	8,503,219	9,669,901
Net increase in net assets	14,914,834	13,464,984

NET ASSETS
Beginning of period	18,960,733	5,495,749
End of period	$33,875,567	$18,960,733

(a)	The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

9

Clough Hedged Equity ETF

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2025*

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$4,879,191

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(315,290,005)
Net sales of short-term investment securities	986,304
Proceeds from disposition of investment securities	303,975,812
Proceeds from securities sold short transactions	187,161,943
Cover securities sold short transactions	(184,177,248)
Net realized (gain)/loss on:
Investments	(1,402,112)
Securities sold short	3,577,945
Investments sold in-kind	(6,012,912)
Net change in unrealized appreciation/depreciation on:
Investments	(56,495)
Securities sold short	(646,992)
(Increase)/Decrease in assets:
Dividends receivable	(18,846)
Interest receivable	7,146
Increase/(Decrease) in liabilities:
Accrued investment advisory fee	8,987
Interest payable	(1,163)
Dividends payable - short sales	(3,112)
Net Cash Used in Operating Activities	(7,011,557)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold	15,737,530
Shares redeemed	(884,412)
Cash distributions paid	(294,372)
Net Cash Provided by Financing Activities	14,558,746

Net increase in cash and restricted cash	7,547,189
Cash and restricted cash, beginning balance	10,362,141
Cash and restricted cash, ending balance	$17,909,330

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	$1,163
Purchase of investment securities and proceeds from shares sold in-kind	9,469,395
Sales of investment securities and payment on shares redeemed in-kind	22,572,177

RECONCILIAITION OF BEGINNING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Cash held as collateral for securities sold short	$27,505
Deposits with broker for securities sold short	10,334,636

RECONCILIAITION OF ENDING BALANCE OF RESTRICTED AND UNRESTRICTED CASH TO STATEMENT OF ASSETS AND LIABILITIES
Cash	$79,570
Deposits with broker for securities sold short	17,829,760

*	The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

10

Clough Hedged Equity ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023(a)		For the Year Ended October 31, 2022(a)	For the Period Ended October 31, 2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$25.22		$18.80		$23.34		$26.21	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.22		0.26		0.04		(0.41)	(0.39)
Net realized and unrealized gain/(loss) on investments	3.10		6.25		(4.58)		(2.46)	6.60
Total from Investment Operations	3.32		6.51		(4.54)		(2.87)	6.21

DISTRIBUTIONS FROM:
Distributable earnings	(0.19)		(0.09)		–		–	–
Total Distributions	(0.19)		(0.09)		–		–	–

Net Increase/(Decrease) in net asset value	3.13		6.42		(4.54)		(2.87)	6.21
Net Asset Value - End of Period	$28.35		$25.22		$18.80		$23.34	$26.21

Total Return - Net Asset Value(d)	13.21%		34.77%		(19.46%)		(10.95%)	31.06%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$41,391		$35,056		$6,767		$5,602	$7,863
Total expense ratio	1.89%		1.94%		2.93%		2.48%	2.14	%(f)
Ratio of dividends, interest and borrowing expense on securities sold short	0.54%		0.54%		1.23%		0.78%	0.44	%(f)
Expense ratio excluding dividends, interest, and borrowing expense on securities sold short	1.35%		1.40	%(g)	1.70%		1.70%	1.70	%(f)
Ratio of net investment income/(loss)	0.80%		1.08%		0.19%		(1.80%)	(1.58	%)(f)
Portfolio turnover rate(h)(i)	719	%(j)	509%		784	%(j)	379%	160%

(a)	The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.
(b)	The Predecessor ETF commenced operations on November 12, 2020.
(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the ETF invests as represented on the Schedule of Investments.
(f)	Annualized.
(g)	Effective February 29, 2024, the Predecessor ETF’s advisory fee was reduced from 1.70% of the Predecessor ETF’s average daily net assets to 1.35% of the Predecessor ETF’s average daily net assets.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	The change in portfolio turnover is related to the trade activity executed during the ETF’s and Predecessor ETF’s fiscal years.

See Notes to Financial Statements

11

Clough Select Equity ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023(a)		For the Year Ended October 31, 2022(a)	For the Period Ended October 31, 2021(a)(b)
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$31.08		$21.14	$23.94		$29.54	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.05		0.16	0.17		(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	9.32		10.16	(2.86)		(5.55)	9.61
Total from Investment Operations	9.37		10.32	(2.69)		(5.60)	9.54

DISTRIBUTIONS FROM:
Distributable earnings	(0.12)		(0.38)	(0.11)		–	–
Total Distributions	(0.12)		(0.38)	(0.11)		–	–

Net Increase/(Decrease) in net asset value	9.25		9.94	(2.80)		(5.60)	9.54
Net Asset Value - End of Period	$40.33		$31.08	$21.14		$23.94	$29.54

Total Return - Net Asset Value(d)	30.15%		49.28%	(11.25%)		(18.97%)	47.72%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$33,876		$18,961	$5,496		$6,465	$10,045
Total expense ratio	0.85%		0.85%	0.85%		0.85%	0.85	%(f)
Ratio of net investment income/(loss)	0.15%		0.56%	0.74%		(0.20%)	(0.25	%)(f)
Portfolio turnover rate(g)(h)	767	%(i)	428%	465	%(i)	222%	105%

(a)	The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor ETF”), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.
(b)	The Predecessor ETF commenced operations on November 12, 2020.
(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the ETF invests as represented on the Schedule of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	The change in portfolio turnover is related to the trade activity executed during the ETF’s and Predecessor ETF’s fiscal years.

See Notes to Financial Statements

12

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”) (each an “ETF” and collectively the “ETFs”). Each ETF is diversified within the meaning of the 1940 Act.

The ETFs both commenced operations on November 11, 2020, as series of Listed Funds Trust (the "Predecessor ETFs"). On October 21, 2024, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor ETF were acquired by its respective ETF. In connection with this acquisition, as of the close of business on January 17, 2025, shares of each Predecessor ETFs were exchanged for an equivalent number of shares of the corresponding ETF. CBLS’s and CBSE’s net assets of $45,438,437 and $23,422,377, respectively, net asset value per share of $28.05 and $35.49, respectively, shares outstanding of 1,620,000 and 660,000, respectively, net unrealized appreciation/depreciation of $3,900,718 and $2,221,576, respectively, and the results of operations of the ETFs were unchanged from that of the Predecessor ETFs as a result of the reorganization. The Predecessor ETFs had investment objectives that were, in all material respects, the same as those of the ETFs as described below. The ETFs are a continuation of the Predecessor ETFs, and therefore, the performance and financial history of the Predecessor ETFs have been adopted by the ETFs and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETFs, which ceased operations as of the date of the reorganization.

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the ETF’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The ETF will generally have net long exposure of between 30%-70% of net assets. CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.

The ETFs currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc. (the “Exchange”).

During the year ended October 31, 2025, the ETFs adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of an ETF that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the ETFs’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio Manager acts as the ETFs’ CODM. The financial information provided to and reviewed by the CODM is presented within the ETFs’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the ETFs in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. Each ETF is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standard update 2013-08.

Portfolio Valuation: The net asset value (“NAV”) per share of each ETF is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the ETF at times when the ETFs are not open for business. As a result, each ETF’s NAV may change at times when it is not possible to purchase or sell shares of that ETF.

Securities and securities sold short, held by each ETF, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the ETFs price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation designee.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each ETF's portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that an ETF reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that an ETF could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

 13

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Various inputs are used in determining the value of the ETF’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the ETFs have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the ETFs’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the ETFs’ investments in the fair value hierarchy as of October 31, 2025:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,298,308	$–	$–	$40,298,308
Money Market Funds	747,509	–	–	747,509
Total	$41,045,817	$–	$–	$41,045,817
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(16,078,753)	–	–	(16,078,753)
Total	$(16,078,753)	$–	$–	$(16,078,753)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,238,624	$–	$–	$33,238,624
Money Market Funds	1,729,824	–	–	1,729,824
Total	$34,968,448	$–	$–	$34,968,448

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities: Each ETF may invest a portion of its assets in foreign securities. In the event that an ETF executes a foreign security transaction, the ETF will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each ETF are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the ETFs do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each ETF may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to an ETF include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds: Each ETF may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the ETF. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the ETFs are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the ETF’s understanding of the applicable country's tax rules and rates. Non-cash dividends included

 14

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Each ETF intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually.

Federal Income Tax: For federal income tax purposes, each ETF intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of the ETFs’ earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each ETF, timing differences and differing characterization of distributions made by each ETF as a whole.

As of and during the year ended October 31, 2025, the ETFs did not have liabilities for any unrecognized tax benefits. The ETFs recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of October 31, 2025, there were no interest or penalties incurred by the ETFs. The ETFs file U.S. federal, state, and local tax returns as required. The ETFs’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

Short Sales: CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

As of October 31, 2025, CBLS had cash on deposit with broker for securities sold short of $17,829,760 and securities held as collateral in the amount of $9,402,285.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to the Investment Advisory Agreement, each ETF pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 1.35% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the ETFs, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the ETFs to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by an ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

 15

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the ETFs’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the ETFs with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. U.S. Bancorp Fund Services, LLC served as the Predecessor ETFs’ administrator.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the ETFs and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Vigilant Distributors, LLC served as the Predecessor ETFs’ distributor.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the ETFs’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. U.S. Bancorp Fund Services, LLC served as the Predecessor ETFs’ custodian and transfer agent.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions were as follows:

ETF	Purchases	Sales
Clough Hedged Equity ETF	$314,947,575	$301,615,084
Clough Select Equity ETF	206,673,624	188,575,522

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

ETF	In-Kind Purchases	In-Kind Sales
Clough Hedged Equity ETF	$9,469,395	$22,572,177
Clough Select Equity ETF	9,083,527	19,227,874

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the ETFs only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the ETF on the transaction date. The ETF may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations. Beneficial interest transactions reflect the tax free reorganization from the Predecessor ETF's shares outstanding on January 17, 2025.

Beneficial Interest transactions were as follows:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Clough Hedged Equity ETF
Shares sold	900,000	1,190,000
Shares redeemed	(830,000)	(160,000)
Net increase in shares outstanding	70,000	1,030,000
Clough Select Equity ETF
Shares sold	730,000	500,000
Shares redeemed	(500,000)	(150,000)
Net increase in shares outstanding	230,000	350,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on October 31, 2025, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholder or net asset value per common share outstanding. Permanent book and tax differences were reclassified at October 31, 2025 among paid in capital and total distributable earnings for the ETFs as follows:

 16

Clough Capital ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Fund	Paid-in Capital	Total Distributable Earnings/(Accumulated Losses)
Clough Hedged Equity ETF	$5,371,728	$(5,371,728)
Clough Select Equity ETF	6,062,358	(6,062,358)

The tax character of distributions paid for the year ended October 31, 2025 were as follows:

Fund	Ordinary Income
Clough Hedged Equity ETF	$294,372
Clough Select Equity ETF	79,339

The tax character of distributions paid for the year ended October 31, 2024 were as follows:

Fund	Ordinary Income
Clough Hedged Equity ETF	$35,104
Clough Select Equity ETF	97,722

The amount of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at October 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)(b)	Gross Depreciation (excess of tax cost over value)(a)(b)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(b)
Clough Hedged Equity ETF	$2,964,542	$(542,000)	$–	$2,422,542	$39,271,509
Clough Select Equity ETF	2,428,927	(366,985)	–	2,061,942	32,906,506

(a)	Includes appreciation/(depreciation) on securities sold short.

(b)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals.

As of October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gain/(Loss)	Total
Clough Hedged Equity ETF	$332,827	$(3,584,872)	$2,422,542	$(25,657)	$(855,160)
Clough Select Equity ETF	96,291	(856,506)	2,061,942	–	1,301,727

CBSE and CBLS did not utilize any capital loss carryovers during the year ended October 31, 2025. As of October 31, 2025, the following amount is available as capital loss carry forwards to the next year:

Fund	Short-Term
Clough Hedged Equity ETF	$(3,584,872)
Clough Select Equity ETF	(856,506)

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or ETFs enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The ETFs’ maximum exposure under these arrangements is unknown, however, the ETFs expect the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

 17

Clough Capital ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Clough Hedged Equity ETF and Clough Select Equity ETF and

Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clough Hedged Equity ETF and Clough Select

Equity ETF (the “Funds”), each a series of Elevation Series Trust, as of October 31, 2025, the related statements of operations and cash flows (as applicable) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period ended October 31, 2025 and for the period November 12, 2020 (commencement of operations) through October 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations and cash flows (as applicable) for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period November 12, 2020 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Clough Capital Partners, LP since 2012.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

December 23, 2025

 18

Clough Capital ETFs

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

October 31, 2025 (Unaudited)

The ETFs designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2024.

	QDI	DRD
Clough Hedged Equity ETF	83.32%	0.00%
Clough Select Equity ETF	100.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the ETFs during the calendar year 2024 via Form 1099. The ETF will notify shareholders in early 2026 of amounts paid to them by the ETFs, if any, during the calendar year 2025.

PROXY VOTING

The policies and procedures used by the ETFs to determine how to vote proxies relating to portfolio securities held by the ETFs are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 1-855-393-0559. Information regarding how the ETFs voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling toll-free 1-855-393-0559.

 19

SRH Funds

SRH REIT Covered Call ETF (NYSE Arca, Inc.: SRHR)

SRH U.S. Quality GARP ETF* (NYSE Arca, Inc.: SRHQ)

Annual Financial Statements

October 31, 2025

* Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
COMMON STOCKS - 99.78%
Data Center REIT - 9.58%
Digital Realty Trust, Inc.(a)	27,000	$4,601,070

Gaming REIT - 3.23%
VICI Properties, Inc.	51,763	1,552,372

Health Care REIT - 13.99%
Alexandria Real Estate Equities, Inc.	22,600	1,315,772
Healthpeak Properties, Inc.	74,763	1,341,996
Ventas, Inc.	55,000	4,058,450
		6,716,218

Hotel REIT - 5.20%
Apple Hospitality REIT, Inc.	75,000	839,250
Host Hotels & Resorts, Inc.(a)	103,525	1,658,471
		2,497,721

Industrial REIT - 12.93%
Eastgroup Properties, Inc.	7,395	1,290,649
First Industrial Realty Trust, Inc.	41,260	2,280,853
Lineage, Inc.(a)	25,000	985,000
Rexford Industrial Realty, Inc.(a)	40,000	1,652,800
		6,209,302

Infrastructure REIT - 5.64%
Crown Castle, Inc.(a)	30,000	2,706,600

Multi Asset Class REIT - 7.18%
Global Net Lease, Inc.	295,500	2,251,710
Safehold, Inc.(a)	82,800	1,194,804
		3,446,514

Office REIT - 8.69%
Cousins Properties, Inc.	72,500	1,879,925
Highwoods Properties, Inc.(a)	80,000	2,290,400
		4,170,325

Residential REIT - 12.20%
Invitation Homes, Inc.	20,628	580,678
Mid-America Apartment Communities, Inc.(a)	8,000	1,025,840
NexPoint Residential Trust, Inc.	72,082	2,210,755
Sun Communities, Inc.	16,094	2,037,501
		5,854,774
	Shares	Value
Retail REIT - 6.38%
Brixmor Property Group Inc.	64,200	$1,679,472
Curbline Properties Corp.	60,000	1,383,600
		3,063,072

Self-storage REIT - 5.58%
Extra Space Storage, Inc.(a)	12,350	1,649,219
Public Storage(a)	3,700	1,030,672
		2,679,891

Specialty REIT - 9.18%
Lamar Advertising Co., Class A(a)	37,168	4,407,753

TOTAL COMMON STOCKS
(Cost $46,911,555)		47,905,612

MONEY MARKET FUNDS - 1.13%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.06%(b)	542,123	542,123

TOTAL MONEY MARKET FUNDS
(Cost $542,123)		542,123

TOTAL INVESTMENTS - 100.91%
(Cost $47,453,678)		$48,447,735

Liabilities in Excess of Other Assets - (0.91%)		(436,924)

NET ASSETS - 100.00%		$48,010,811

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $23,116,013 as of October 31, 2025.

(b)	Rate disclosed is 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

 3

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued)

Call Options Written

				Premiums
Underlying Security	Expiration Date	Strike Price	Contracts	Received	Notional Value	Value
Crown Castle, Inc.	11/21/2025	$105.00	(300)	$23,093	$(2,706,600)	$(1,500)
Digital Realty Trust, Inc.	3/20/2026	190.00	(270)	171,985	(4,601,070)	(148,500)
Extra Space Storage, Inc.	11/21/2025	155.00	(120)	14,037	(1,602,481)	(2,400)
Highwoods Properties, Inc.	11/21/2025	35.00	(800)	47,945	(2,290,400)	(6,000)
Host Hotels & Resorts, Inc.	12/19/2025	18.00	(1,030)	20,581	(1,650,060)	(18,025)
Lamar Advertising Co.	1/16/2026	135.00	(370)	87,681	(4,387,830)	(40,700)
Lineage, Inc.	4/17/2026	45.00	(250)	84,245	(985,000)	(61,250)
Mid-America Apartment Communities, Inc.	12/19/2025	160.00	(80)	35,758	(1,025,840)	(3,000)
Public Storage	12/19/2025	300.00	(37)	24,160	(1,030,672)	(8,140)
Rexford Industrial Realty, Inc.	12/19/2025	40.00	(400)	56,793	(1,652,800)	(88,000)
Safehold, Inc.	4/17/2026	17.50	(820)	57,745	(1,183,260)	(36,900)
				$624,023	$(23,116,013)	$(414,415)

See Notes to Financial Statements

 4

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
COMMON STOCKS - 99.90%
Consumer Discretionary Products - 5.66%
NIKE, Inc., Class B	42,141	$2,721,887
NVR, Inc.(a)	369	2,660,793
Polaris, Inc.	65,343	4,319,172
		9,701,852

Consumer Staple Products - 2.51%
Coca-Cola Consolidated, Inc.	19,816	2,583,610
Conagra Brands, Inc.	100,305	1,724,243
		4,307,853

Financial Services - 10.37%
Cboe Global Markets, Inc.	11,821	2,903,710
Corpay, Inc.(a)	7,671	1,997,145
Credit Acceptance Corp.(a)	5,180	2,317,221
Essent Group Ltd.	46,347	2,807,238
Euronet Worldwide, Inc.(a)	25,036	1,899,231
Nasdaq, Inc.	35,264	3,014,719
PayPal Holdings, Inc.(a)	40,995	2,839,724
		17,778,988

Health Care - 13.03%
Amgen, Inc.	8,585	2,562,022
Cardinal Health, Inc.	19,417	3,704,181
Cencora, Inc.	9,619	3,249,394
CVS Health Corp.	39,485	3,085,753
Elevance Health, Inc.	6,150	1,950,780
Humana, Inc.	10,110	2,812,501
McKesson Corp.	3,975	3,225,076
UnitedHealth Group, Inc.	5,105	1,743,664
		22,333,371

Industrial Products - 6.98%
Fortive Corp.	36,555	1,840,179
Keysight Technologies, Inc.(a)	17,861	3,267,848
Ralliant Corp.	12,184	535,121
The Toro Co.	36,771	2,747,897
Watts Water Technologies, Inc.	13,118	3,575,967
		11,967,012

Industrial Services - 12.92%
Applied Industrial Technologies, Inc.	11,871	3,051,915
Arcosa, Inc.	34,688	3,538,176
EMCOR Group, Inc.	7,237	4,890,620
Frontdoor, Inc.(a)	69,629	4,625,454
FTI Consulting, Inc.(a)	16,304	2,690,323
Insperity, Inc.	29,963	1,321,968
TriNet Group, Inc.	33,760	2,025,600
		22,144,056
	Shares	Value
Materials - 2.88%
Eagle Materials, Inc.	12,054	$2,559,305
Owens Corning	18,730	2,384,517
		4,943,822

Media - 6.23%
Fox Corp., Class A	47,264	3,055,618
GoDaddy, Inc., Class A(a)	14,850	1,976,980
New York Times Co., Class A	53,934	3,073,699
Sirius XM Holdings, Inc.	118,658	2,573,692
		10,679,989

Renewable Energy - 2.15%
EnerSys	29,211	3,685,260

Retail & Wholesale - Discretionary - 1.61%
The Home Depot, Inc.	7,298	2,770,248

Retail & Wholesale - Staples - 1.39%
Target Corp.	25,633	2,376,692

Software & Tech Services - 21.44%
ACI Worldwide, Inc.(a)	48,897	2,328,964
Akamai Technologies, Inc.(a)	33,231	2,495,648
Autodesk, Inc.(a)	10,218	3,079,092
Booz Allen Hamilton Holding Co., Class A	25,580	2,229,553
Box, Inc., Class A(a)	86,687	2,781,786
Dropbox, Inc., Class A(a)	100,155	2,904,495
Gen Digital, Inc.	100,797	2,657,009
Genpact Ltd.	53,099	2,025,727
Leidos Holdings, Inc.	19,824	3,775,877
Nutanix, Inc.(a)	38,317	2,729,703
Pegasystems, Inc.	76,960	4,898,504
Qualys, Inc.(a)	21,243	2,618,412
Science Applications International Corp.	23,827	2,232,828
		36,757,598

Tech Hardware & Semiconductors - 9.14%
Ciena Corp.(a)	44,268	8,407,379
Jabil, Inc.	19,660	4,342,697
Plexus Corp.(a)	20,878	2,920,832
		15,670,908

Telecommunications - 1.09%
Iridium Communications, Inc.	97,919	1,875,149

See Notes to Financial Statements

 5

SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued)

	Shares	Value
Utilities - 2.50%
Vistra Corp.	22,778	$4,289,097

TOTAL COMMON STOCKS
(Cost $140,709,319)		171,281,895

MONEY MARKET FUNDS - 0.08%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.06%(b)	136,720	136,720

TOTAL MONEY MARKET FUNDS
(Cost $136,720)		136,720

TOTAL INVESTMENTS - 99.98%
(Cost $140,846,039)		$171,418,615

Other Assets in Excess of Liabilities - 0.02%		28,780

NET ASSETS - 100.00%		$171,447,395

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

 6

SRH Funds

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025

	SRH REIT	SRH U.S. Quality
	Covered Call ETF	GARP ETF
ASSETS:
Investments, at value	$48,447,735	$171,418,615
Dividends receivable	8,897	79,574
Total Assets	48,456,632	171,498,189
LIABILITIES:
Written options, at value	414,415	—
Payable to Investment Advisor	31,406	50,794
Total Liabilities	445,821	50,794
NET ASSETS	$48,010,811	$171,447,395

NET ASSETS CONSIST OF
Paid in capital	$47,185,919	$151,981,016
Total distributable earnings	824,892	19,466,379
NET ASSETS	$48,010,811	$171,447,395

INVESTMENTS, AT COST	$47,453,678	$140,846,039
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$(624,023)	$–

Net asset value:
Net assets	$48,010,811	$171,447,395
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	900,000	4,404,000
Net asset value, price per share	$53.35	$38.93

See Notes to Financial Statements

7

SRH Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	SRH REIT Covered Call ETF	SRH U.S. Quality GARP ETF
INVESTMENT INCOME:
Dividends	$1,830,071	$1,826,973
Total Investment Income	1,830,071	1,826,973
EXPENSES:
Investment advisory fees	377,623	572,978
Total Expenses	377,623	572,978
NET INVESTMENT INCOME	1,452,448	1,253,995
Net realized gain/(loss) on:
Investments	(1,905,623)	(6,893,622)
Written options	1,510,861	–
Investments sold in-kind	1,172,069	13,866,977
Total Net Realized Gain	777,307	6,973,355
Net change in unrealized appreciation/depreciation on:
Investments	(4,307,690)	1,417,512
Written options	(14,996)	–
Total Net Change in Unrealized Appreciation/Depreciation	(4,322,686)	1,417,512
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(3,545,379)	8,390,867
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,092,931)	$9,644,862

See Notes to Financial Statements

8

SRH REIT Covered Call ETF

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		November 1, 2023
		(Commencement of
	For the Year	Operations) through
	Ended October 31, 2025	October 31, 2024
OPERATIONS
Net investment income	$1,452,448	$1,346,483
Net realized gain	777,307	3,063,638
Net change in unrealized appreciation/depreciation	(4,322,686)	5,526,351
Net increase/(decrease) in net assets resulting from operations	(2,092,931)	9,936,472
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,577,715)	(3,173,667)
Return of Capital	(767,162)	(349,239)
Net decrease in net assets from distributions	(3,344,877)	(3,522,906)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	8,654,775	57,436,058
Shares redeemed	(8,622,740)	(10,433,040)
Net increase in net assets derived from share transactions	32,035	47,003,018
Net increase/(decrease) in net assets	(5,405,773)	53,416,584
NET ASSETS
Beginning of period	53,416,584	–
End of period	$48,010,811	$53,416,584

See Notes to Financial Statements

9

SRH U.S. Quality GARP ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended October 31, 2025	Ended October 31, 2024
OPERATIONS
Net investment income	$1,253,995	$1,008,117
Net realized gain	6,973,355	11,581,309
Net change in unrealized appreciation/depreciation	1,417,512	24,991,136
Net increase in net assets resulting from operations	9,644,862	37,580,562
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,196,214)	(1,044,283)
Net decrease in net assets from distributions	(1,196,214)	(1,044,283)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	69,472,733	51,349,485
Shares redeemed	(54,018,010)	(51,302,055)
Net increase in net assets derived from share transactions	15,454,723	47,430
Net increase in net assets	23,903,371	36,583,709
NET ASSETS
Beginning of period	147,544,024	110,960,315
End of period	$171,447,395	$147,544,024

See Notes to Financial Statements

10

SRH REIT Covered Call ETF

FINANCIAL HIGHLIGHTS

		For the Period
		November 1, 2023
	For the Year	(Commencement of
	Ended	Operations) through
	October 31, 2025	October 31, 2024(a)
Net Asset Value - Beginning of Period	$59.35	$50.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.61	1.50
Net realized and unrealized gain/(loss) on investments	(3.89)	11.52
Total from Investment Operations	(2.28)	13.02

DISTRIBUTIONS:
From distributable earnings	(2.87)	(3.51)
From tax return of capital	(0.85)	(0.39)
Total Distributions	(3.72)	(3.90)

Net Increase/(Decrease) in net asset value	(6.00)	9.12
Net Asset Value - End of Period	$53.35	$59.35
TOTAL RETURN(c)	(3.91%)	26.42%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$48,011	$53,417
Ratio of net operating expenses to average net assets	0.75%	0.75	%(d)
Ratio of net investment income to average net assets	2.88%	2.61	%(d)
Portfolio turnover rate(e)(f)	38%	44%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on November 1, 2023 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

11

SRH U.S. Quality GARP ETF

FINANCIAL HIGHLIGHTS

					For the Period
					October 4, 2022
	For the Year	For the Year	For the Period		(Commencement of
	Ended	Ended	Ended		Operations) through
	October 31, 2025	October 31, 2024	October 31, 2023(a)		August 31, 2023(b)
Net Asset Value - Beginning of Period	$36.85	$27.71	$29.87		$25.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.29	0.25	0.05		0.25
Net realized and unrealized gain/(loss) on investments	2.06	9.15	(2.14)		4.17
Total from Investment Operations	2.35	9.40	(2.09)		4.42

DISTRIBUTIONS:
From distributable earnings	(0.27)	(0.26)	(0.07)		(0.21)
Total Distributions	(0.27)	(0.26)	(0.07)		(0.21)

Net Increase/(Decrease) in net asset value	2.08	9.14	(2.16)		4.21
Net Asset Value - End of Period	$38.93	$36.85	$27.71		$29.87
TOTAL RETURN(d)	6.42%	34.00%	(7.00%)		17.29%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$171,447	$147,544	$110,960		$119,598
Ratio of net operating expenses to average net assets	0.35%	0.35%	0.35	%(e)	0.35	%(e)
Ratio of net investment income to average net assets	0.76%	0.74%	1.01	%(e)	0.98	%(e)
Portfolio turnover rate(f)(g)	35%	40%	0%		41%

(a)	Effective September 1, 2023, the Board approved changing the fiscal year-end of the Fund from August 31 to October 31.
(b)	The net asset value at the beginning of the period represents the initial shares outstanding on October 4, 2022 (Commencement of Operations).
(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements

12

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023 and is a non-diversified, open-end management investment company registered under the 1940 Act. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (formerly known as the SRH U.S. Quality Index) (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (formerly known as “Rocky Mountain Advisors, LLC) (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022 and is a diversified, open-end management investment company registered under the 1940 Act.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

During the year ended October 31, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Funds’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s Portfolio Manager acts as the Funds’ CODM. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the Funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

13

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of October 31, 2025:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$47,905,612	$–	$–	$47,905,612
Money Market Funds	542,123	–	–	542,123
Total	$48,447,735	$–	$–	$48,447,735
Other Financial Instruments(b)
Written Options	$(414,415)	$–	$–	$(414,415)
Total	$(414,415)	$–	$–	$(414,415)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$171,281,895	$–	$–	$171,281,895
Money Market Funds	136,720	–	–	136,720
Total	$171,418,615	$–	$–	$171,418,615

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

REITs: The SRH REIT Covered Call ETF may invest in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to Shareholders: Dividends from net investment income of the Funds, if any, are declared and paid monthly for SRH REIT Covered Call ETF and quarterly for SRH U.S. Quality GARP ETF, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the year ended October 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of October 31, 2025, there were no interest or penalties

14

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of SRH REIT Covered Call ETF’s investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write U.S. exchange-traded covered call options on REITs held by the Fund. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

As of October 31, 2025, the effects of derivative instruments on the Statement of Assets and Liabilities were as follows:

	Liability Derivatives Statement
	of Assets and Liabilities
	Location
	Location	Value
SRH REIT Covered Call ETF
Equity Contracts (Written Options)	Written Options, at value	$414,415
Total		$414,415

For the year ending October 31, 2025, the effects of derivative instruments on the Statement of Operations were as follows:

			Change in
			Unrealized
			Appreciation/
		Realized Gain on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
SRH REIT Covered Call ETF
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/depreciation on written options	$1,510,861	$(14,996)
Total		$1,510,861	$(14,996)

The average monthly notional value of written option contracts for the Fund was $21,650,902 during the year ending October 31, 2025.

15

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Funds pay the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% for the SRH REIT Covered Call ETF and 0.35% for the SRH U.S. Quality GARP ETF of the respective Funds’ average daily net assets. Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

SRH has served as the primary sub-adviser to SRH REIT Covered Call ETF since inception. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and SRH, SRH is responsible for the day-to-day management of the Fund’s portfolio and determining the portfolio securities to be bought and sold.

Vident Asset Management (“Vident”) has served as the trading sub-adviser to SRH REIT Covered Call ETF since inception and has served as the sub-adviser to SRH U.S. Quality GARP ETF since July 14, 2023. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and Vident, Vident is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of SRH U.S. Quality GARP ETF’s Index.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

The Distributor, a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee for each Fund.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH REIT Covered Call ETF	$19,604,431	$19,380,170
SRH U.S. Quality GARP ETF	57,031,801	56,813,794

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH REIT Covered Call ETF	$8,599,920	$8,735,985
SRH U.S. Quality GARP ETF	69,524,188	54,271,950

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 25,000 and 50,000 Shares for SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF, respectively with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Funds may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

16

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Beneficial Interest transactions were as follows:

	For the Year Ended October 31, 2025	For the Period November 1, 2023 (Commencement of Operations) through October 31, 2024
SRH REIT Covered Call ETF
Shares sold	150,000	1,075,000
Shares redeemed	(150,000)	(175,000)
Net increase in shares outstanding	–	900,000

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
SRH U.S. Quality GARP ETF
Shares sold	2,000,000	1,550,000
Shares redeemed	(1,600,000)	(1,550,000)
Net increase in shares outstanding	400,000	–

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on October 31, 2025, permanent differences resulting primarily from in-kind redemptions, taxable overdistributions, and return of capital from underlying investments were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholder or net asset value per common share outstanding. Permanent book and tax differences were reclassified at October 31, 2025 among paid in capital and total distributable earnings for the Funds as follows:

Fund	Paid-in Capital	Total Distributable Earnings
SRH REIT Covered Call ETF	$(20,200)	$20,200
SRH U.S. Quality GARP ETF	13,864,802	(13,864,802)

The character of distributions paid on a tax basis during the year ended October 31, 2025 was as follows:

Fund	Ordinary Income	Tax Return of Capital
SRH REIT Covered Call ETF	$2,577,715	$767,162
SRH U.S. Quality GARP ETF	1,196,214	–

The character of distributions paid on a tax basis during the year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
SRH REIT Covered Call ETF	$2,991,424	$182,243	$349,239
SRH U.S. Quality GARP ETF	1,044,283	–	–

17

SRH Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at October 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of written call options	Net Unrealized Appreciation/ (Depreciation	Cost of Investments for Income Tax Purposes(a)
SRH REIT Covered Call ETF	$3,749,782	$(3,120,722)	$209,608	$838,668	$47,818,675
SRH U.S. Quality GARP ETF	42,392,313	(11,822,464)	–	30,569,849	140,848,766

(a) Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds.

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gain/(Loss)	Total
SRH REIT Covered Call ETF	$–	$(13,776)	$838,668	$–	$824,892
SRH U.S. Quality GARP ETF	86,303	(11,189,773)	30,569,849	–	19,466,379

As of October 31, 2025, the following amounts are available as capital loss carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term
SRH REIT Covered Call ETF	$–	$(13,776)
SRH U.S. Quality GARP ETF	(8,876,295)	(2,313,478)

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On December 1, 2025, the SRH REIT Covered Call ETF paid a distribution of $0.32901 per share to shareholders of record on November 28, 2025.

18

SRH Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF and

Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Elevation Series Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
SRH REIT Covered Call ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from November 1, 2023 (commencement of operations) through October 31, 2024
SRH U.S. Quality GARP ETF (formerly, SRH U.S. Quality ETF)	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024

For each of the two years in the period ended October 31, 2025, for the period September 1, 2023 through October 31, 2023 and for the period from October 4, 2022 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Paralel Advisors, LLC since 2021.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

December 23, 2025

19

SRH Funds

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

October 31, 2025 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Dividends Received Deduction	Qualified Dividend Income Percentage
SRH REIT Covered Call ETF	3.67%	2.98%
SRH U.S. Quality GARP ETF	100.00%	100.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 877-524-9155. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling toll-free 877-524-9155.

20

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF.

TrueShares ETFs

The Opal International Dividend Income ETF (Cboe BZX Exchange, Inc.: IDVZ)

TrueShares ConVex Protect ETF (Cboe BZX Exchange, Inc.: PVEX)

TrueShares Quarterly Bear Hedge ETF (Cboe BZX Exchange, Inc.: QBER)

TrueShares Quarterly Bull Hedge ETF (Cboe BZX Exchange, Inc.: QBUL)

TrueShares Seasonality Laddered Buffered ETF (Cboe BZX Exchange, Inc.: ONEZ)

Annual Financial Statements

October 31, 2025

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
COMMON STOCKS - 99.61%
Banking - 13.51%
Banco do Brasil SA - Sponsored ADR	222,893	$911,632
Banco Santander SA - Sponsored ADR	231,229	2,346,974
Bank Rakyat Indonesia Persero Tbk PT - ADR	206,058	2,443,848
Barclays PLC - Sponsored ADR	55,282	1,188,010
BNP Paribas SA - Sponsored ADR	54,919	2,114,931
China Construction Bank Corp. - ADR	112,042	2,216,191
HSBC Holdings PLC - Sponsored ADR	34,341	2,406,274
Intesa Sanpaolo SpA - Sponsored ADR	36,965	1,432,394
		15,060,254

Consumer Discretionary Products - 0.60%
BYD Co Ltd. - ADR	51,982	672,647

Consumer Staple Products - 18.67%
British American Tobacco PLC -Sponsored ADR	65,035	3,329,142
Coca-Cola Femsa SAB de CV -Sponsored ADR	27,326	2,348,670
Imperial Brands PLC - Sponsored ADR	81,286	3,229,493
Kimberly-Clark de Mexico SAB de CV -Sponsored ADR	244,853	2,379,971
Nestle SA - Sponsored ADR	17,122	1,635,493
Philip Morris International, Inc.	13,087	1,888,847
Reckitt Benckiser Group PLC -Sponsored ADR	278,537	4,269,972
Unilever PLC - Sponsored ADR	28,877	1,738,106
		20,819,694

Financial Services - 2.63%
UBS Group AG	76,358	2,929,093

Health Care - 9.32%
GSK PLC - Sponsored ADR	94,424	4,424,709
Novartis AG - Sponsored ADR	9,150	1,132,679
Novo Nordisk A/S - Sponsored ADR	76,859	3,801,446
Roche Holding AG - Sponsored ADR	25,620	1,035,048
		10,393,882

Industrial Services - 2.18%
Grupo Aeroportuario del Centro Norte SAB de CV - Sponsored ADR	12,382	1,221,113
International Container Terminal Services, Inc.	134,054	1,207,283
		2,428,396
	Shares	Value
COMMON STOCKS - 99.61% (continued)
Insurance - 7.21%
BB Seguridade Participacoes SA - Sponsored ADR	503,661	$3,107,589
Tokio Marine Holdings, Inc. - Sponsored ADR	49,776	1,852,165
Zurich Insurance Group AG - Sponsored ADR	88,206	3,083,682
		8,043,436

Materials - 2.42%
Rio Tinto PLC - Sponsored ADR	37,698	2,704,454

Media - 2.66%
Universal Music Group NV - ADR	221,431	2,962,747

Oil & Gas - 5.96%
Petroleo Brasileiro SA - Sponsored ADR	272,336	3,169,991
Suncor Energy, Inc.	40,007	1,592,679
TotalEnergies SE - Sponsored ADR	30,334	1,887,988
		6,650,658

Retail & Wholesale - Discretionary - 4.88%
Alibaba Group Holding Ltd. - Sponsored ADR	19,140	3,262,030
JD.com, Inc. - ADR	65,931	2,178,360
		5,440,390

Retail & Wholesale - Staples - 3.13%
Wal-Mart de Mexico SAB de CV - Sponsored ADR	105,385	3,488,243

Tech Hardware & Semiconductors - 10.14%
ASML Holding NV - Sponsored ADR	2,996	3,173,453
Lenovo Group Ltd. - ADR	28,833	843,077
Nokia Oyj - Sponsored ADR	322,828	2,230,741
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	16,800	5,047,224
		11,294,495

Telecommunications - 9.88%
America Movil SAB de CV	120,096	2,734,586
Koninklijke KPN NV - Sponsored ADR	816,940	3,749,754
Orange SA - Sponsored ADR	277,331	4,534,362
		11,018,702

See Notes to Financial Statements

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - 99.61% (continued)
Utilities - 6.42%
Enel SpA - ADR	416,789	$4,197,065
Iberdrola SA - Sponsored ADR	16,104	1,305,550
Manila Electric Co.	166,351	1,653,617
		7,156,232

TOTAL COMMON STOCKS
(Cost $100,010,325)		111,063,323

	Shares	Value
MONEY MARKET FUNDS - 0.41%
State Street Institutional US Government Money Market Fund, Administration Class, 3.79% (7-day yield)(a)	458,204	458,204

TOTAL MONEY MARKET FUNDS
(Cost $458,204)		458,204

TOTAL INVESTMENTS - 100.02%
(Cost $100,468,529)		$111,521,527

Liabilities in Excess of Other Assets - (0.02)%		(22,828)

NET ASSETS - 100.00%		$111,498,699

(a) Rate disclosed is a 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Traded Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Financial Statements

TrueShares ConVex Protect ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS - 37.13%
Janus Henderson AAA CLO ETF	4,092	$207,628
SPDR Portfolio Short Term Corporate Bond ETF	32,080	970,741

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,176,347)		1,178,369

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 11.28%
Call Options Purchased - 11.28%
SPDR S&P 500 ETF Trust
12/19/2025, $645.91, $1,023,090	15	66,198
SPDR S&P 500 ETF Trust
12/19/2025, $668.85, $477,442	7	17,958
SPDR S&P 500 ETF Trust
3/20/2026, $649.89, $886,678	13	72,762
SPDR S&P 500 ETF Trust
3/20/2026, $676.80, $409,236	6	21,764
SPDR S&P 500 ETF Trust
6/18/2026, $653.82, $682,060	10	65,146
SPDR S&P 500 ETF Trust
6/18/2026, $684.66, $272,824	4	17,449
SPDR S&P 500 ETF Trust
9/18/2026, $705.00, $1,295,914	19	79,455
SPDR S&P 500 ETF Trust
9/18/2026, $740.00, $477,442	7	17,168
		357,900

TOTAL PURCHASED OPTIONS
(Cost $193,262)		357,900

Principal
Description/Maturity Date/Rate	Amount	Value

U.S. TREASURY OBLIGATIONS - 49.77%

Treasury Bills(a)
3/19/2026, 4.06%	$402,000	396,359
6/11/2026, 4.02%	402,000	393,143
9/3/2026, 3.63%	402,000	389,901
12/18/2025, 4.21%	402,000	400,059
		1,579,462

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,579,077)	1,579,462

	Shares	Value
MONEY MARKET FUNDS - 0.26%
State Street Institutional US Government Money Market Fund, Administration Class, 3.79% (7-day yield)(b)	8,242	8,242

TOTAL MONEY MARKET FUNDS
(Cost $8,242)		8,242

TOTAL INVESTMENTS - 98.44%
(Cost $2,956,928)	$3,123,973

Other Assets in Excess of Liabilities - 1.56%	49,379

NET ASSETS - 100.00%	$3,173,352

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of October 31, 2025, the aggregate value of those securities was $766,157, representing 24.14% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares ConVex Protect ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Goldman Sachs	3/20/2026	$638.40	(6)	$17,479	$(409,236)	$(8,117)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	638.40	(6)	20,384	(409,236)	(12,001)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	685.00	(6)	25,881	(409,236)	(22,500)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/19/2025	638.40	(6)	14,028	(409,236)	(2,979)
					$77,772	$(1,636,944)	$(45,597)

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.37%
Put Options Purchased - 0.37%
SPDR S&P 500 ETF Trust
11/21/2025, $605.00, $1,091,296	16	$863
SPDR S&P 500 ETF Trust
11/21/2025, $610.00, $29,669,610	435	26,417
SPDR S&P 500 ETF Trust
11/21/2025, $615.00, $136,412	2	138
SPDR S&P 500 ETF Trust
11/21/2025, $620.00, $272,824	4	318
SPDR S&P 500 ETF Trust
11/21/2025, $625.00, $23,462,864	344	31,841
SPDR S&P 500 ETF Trust
11/21/2025, $630.00, $341,030	5	545
SPDR S&P 500 ETF Trust
11/21/2025, $645.00, $136,412	2	375
SPDR S&P 500 ETF Trust
12/19/2025, $630.00, $27,623,430	405	166,698
SPDR S&P 500 ETF Trust
12/19/2025, $645.00, $21,212,066	311	179,462
SPDR S&P 500 ETF Trust
1/16/2026, $630.00, $20,598,212	302	200,123
SPDR S&P 500 ETF Trust
1/16/2026, $650.00, $15,414,556	226	213,376
		820,156

TOTAL PURCHASED OPTIONS
(Cost $2,171,761)		820,156

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.67%

Treasury Bills
1/15/2026, 3.84%	$73,747,000	73,184,362
11/20/2025, 4.17%	73,747,000	73,611,792
12/18/2025, 3.90%	73,746,000	73,389,876
		220,186,030

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $220,121,946)	220,186,030

	Shares	Value
MONEY MARKET FUNDS - 0.01%
State Street Institutional US Government Money Market Fund, Administration Class, 3.79% (7-day yield)(a)	11,916	11,916

TOTAL MONEY MARKET FUNDS
(Cost $11,916)		11,916

TOTAL INVESTMENTS - 100.05%
(Cost $222,305,623)	$221,018,102

Liabilities in Excess of Other Assets - (0.05)%	(101,914)

NET ASSETS - 100.00%	$220,916,188

(a)	Rate disclosed is a 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 1.98%
Call Options Purchased - 1.98%
SPDR S&P 500 ETF Trust
11/21/2025, $660.00, $1,091,296	16	$43,686
SPDR S&P 500 ETF Trust
11/21/2025, $675.00, $2,046,180	30	45,908
SPDR S&P 500 ETF Trust
11/21/2025, $680.00, $204,618	3	3,552
SPDR S&P 500 ETF Trust
11/21/2025, $695.00, $272,824	4	1,652
SPDR S&P 500 ETF Trust
11/21/2025, $700.00, $204,618	3	785
SPDR S&P 500 ETF Trust
12/19/2025, $680.00, $954,884	14	25,112
SPDR S&P 500 ETF Trust
12/19/2025, $695.00, $1,773,356	26	25,146
SPDR S&P 500 ETF Trust
12/19/2025, $700.00, $68,206	1	759
SPDR S&P 500 ETF Trust
1/16/2026, $680.00, $682,060	10	23,876
SPDR S&P 500 ETF Trust
1/16/2026, $700.00, $1,432,326	21	26,465
		196,941

TOTAL PURCHASED OPTIONS
(Cost $108,901)		196,941

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 97.66%

Treasury Bills
1/15/2026, 3.84%	$3,259,000	3,234,136
11/20/2025, 4.17%	3,259,000	3,253,025
12/18/2025, 3.90%	3,259,000	3,243,262
		9,730,423

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,727,471)	9,730,423

	Shares	Value
MONEY MARKET FUNDS - 0.15%
State Street Institutional US Government Money Market Fund, Administration Class, 3.79% (7-day yield)(a)	15,237	15,237

TOTAL MONEY MARKET FUNDS
(Cost $15,237)		15,237

TOTAL INVESTMENTS - 99.79%
(Cost $9,851,609)	$9,942,601

Other Assets in Excess of Liabilities - 0.21%	20,890

NET ASSETS - 100.00%	$9,963,491

(a)	Rate disclosed is a 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

October 31, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.82%(a)
TrueShares Quarterly Bear Hedge ETF	525,064	$12,917,624
TrueShares Quarterly Bull Hedge ETF	203,733	5,342,470
TrueShares Structured Outcome (April) ETF	226,462	8,778,052
TrueShares Structured Outcome (August) ETF	205,210	9,003,322
TrueShares Structured Outcome (December) ETF	232,880	9,669,201
TrueShares Structured Outcome (February) ETF	254,524	9,928,447
TrueShares Structured Outcome (January) ETF	244,375	9,442,650
TrueShares Structured Outcome (July)ETF	214,726	10,155,939
TrueShares Structured Outcome (June)ETF	268,576	9,010,188
TrueShares Structured Outcome (March)ETF	259,934	9,237,119
TrueShares Structured Outcome (May)ETF	235,806	8,085,528
TrueShares Structured Outcome (November) ETF	172,644	7,854,490
TrueShares Structured Outcome (October) ETF	187,153	8,272,350
TrueShares Structured Outcome (September) ETF	197,674	8,518,899

TOTAL EXCHANGE-TRADED FUNDS
(Cost $116,499,164)		126,216,279

	Shares	Value
MONEY MARKET FUNDS - 0.19%
State Street Institutional US Government Money Market Fund, Administration Class, 3.79% (7-day yield)(b)	235,110	235,110

TOTAL MONEY MARKET FUNDS
(Cost $235,110)		235,110

TOTAL INVESTMENTS - 100.01%
(Cost $116,734,274)		$126,451,389

Liabilities in Excess of Other Assets - (0.01)%		(18,301)

NET ASSETS - 100.00%		$126,433,088

(a)	Affiliated security. See Note 8.

(b)	Rate disclosed is a 7-Day Yield as of October 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025

	The Opal				TrueShares
	International	TrueShares	TrueShares	TrueShares	Seasonality
	Dividend	ConVex Protect	Quarterly Bear	Quarterly Bull	Laddered
	Income ETF	ETF	Hedge ETF	Hedge ETF	Buffered ETF

ASSETS:
Investments, at value
Unaffiliated issuers	$111,521,527	$3,123,973	$221,018,102	$9,942,601	$235,110
Affiliated issuers	—	—	—	—	126,216,279
Cash	—	95,000	—	—	—
Deposits with broker for purchased options	—	1,319	15,304	26,007	—
Receivable for investments sold	1,291,240	—	—	—	—
Receivable for fund shares sold	—	—	—	—	540,312
Dividends receivable	202,318	121	31,133	1,468	756
Interest receivable on deposits with broker	—	44	35	65	—
Total Assets	113,015,085	3,220,457	221,064,574	9,970,141	126,992,457
LIABILITIES:
Foreign currency due to custodian	96	—	—	—	—
Payable to Investment Advisor	68,188	1,508	148,386	6,650	20,009
Payable for investments purchased	1,448,102	—	—	—	539,360
Written options, at value	—	45,597	—	—	—
Total Liabilities	1,516,386	47,105	148,386	6,650	559,369
NET ASSETS	$111,498,699	$3,173,352	$220,916,188	$9,963,491	$126,433,088

NET ASSETS CONSIST OF
Paid in capital	$100,968,332	$2,907,999	$222,788,076	$8,926,629	$116,928,864
Total distributable earnings/(accumulated deficit)	10,530,367	265,353	(1,871,888)	1,036,862	9,504,224
NET ASSETS	$111,498,699	$3,173,352	$220,916,188	$9,963,491	$126,433,088

INVESTMENTS, AT COST
UNAFFILIATED ISSUERS	$100,468,529	$2,956,928	$222,305,623	$9,851,609	$235,110
AFFILIATED ISSUERS	$—	$—	$—	$—	$116,499,164
FOREIGN CURRENCIES, AT COST	$(98)	$—	$—	$—	$—
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$—	$(77,772)	$—	$—	$—

Net asset value:
Net assets	$111,498,699	$3,173,352	$220,916,188	$9,963,491	$126,433,088
Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	3,660,000	110,000	8,960,000	380,000	4,680,000
Net asset value, price per share	$30.46	$28.85	$24.66	$26.22	$27.02

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF OPERATIONS

October 31, 2025

	The Opal				TrueShares
	International	TrueShares	TrueShares	TrueShares	Seasonality
	Dividend	ConVex Protect	Quarterly Bear	Quarterly Bull	Laddered
	Income ETF(a)	ETF(b)	Hedge ETF(c)	Hedge ETF(c)	Buffered ETF(d)
INVESTMENT INCOME:
Dividends – Unaffiliated issuers*	$2,674,266	$8,342	$297,194	$88,804	$5,754
Interest and other income	489	11,911	6,195,945	1,697,203	–
Interest on deposits with broker	–	33	1,481	3,857	–
Total Investment Income	2,674,755	20,286	6,494,620	1,789,864	5,754
EXPENSES:
Investment advisory fees	469,296	4,438	1,201,873	329,388	101,660
Total Expenses	469,296	4,438	1,201,873	329,388	101,660
NET INVESTMENT INCOME/(LOSS)	2,205,459	15,848	5,292,747	1,460,476	(95,906)
Net realized gain/(loss) on:
Investments - Unaffiliated issuers	(522,034)	45,314	(4,791,434)	95,745	–
Investments - Affiliated issuers	–	–	–	–	(118,188)
Investments sold in-kind - Unaffiliated issuers	2,531,437	–	–	–	–
Investments sold in-kind - Affiliated issuers	–	–	–	–	17,698
Written options	–	11,606	–	–	–
Foreign currency related transactions	(6,505)	–	–	–	–
Total Net Realized Gain/(Loss)	2,002,898	56,920	(4,791,434)	95,745	(100,490)
Long-term capital gain distributions from other investment companies	–	–	–	–	–
Net change in unrealized appreciation/depreciation on:
Investments - Unaffiliated issuers	11,052,998	167,045	(1,224,418)	246,755	–
Investments - Affiliated issuers	–	–	–	–	9,717,115
Written options	–	32,175	–	–	–
Foreign currency related translations	2	–	–	–	–
Total Net Change in Unrealized Appreciation/Depreciation	11,053,000	199,220	(1,224,418)	246,755	9,717,115
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	13,055,898	256,140	(6,015,852)	342,500	9,616,625
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,261,357	$271,988	$(723,105)	$1,802,976	$9,520,719
*Foreign taxes withheld on dividends – Unaffiliated issuers	$323,424	$–	$–	$–	$–

(a)	For the period December 26, 2024 (commencement of operations) through October 31, 2025.
(b)	For the period June 27, 2025 (commencement of operations) through October 31, 2025.
(c)	For the year ended October 31, 2025.
(d)	For the period January 24, 2025 (commencement of operations) through October 31, 2025.

See Notes to Financial Statements

The Opal International Dividend Income ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 26, 2024
(Commencement of
Operations) through
October 31, 2025
OPERATIONS
Net investment income	$2,205,459
Net realized gain	2,002,898
Net change in unrealized appreciation/depreciation	11,053,000
Net increase in net assets resulting from operations	15,261,357
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,200,368)
Net decrease in net assets from distributions	(2,200,368)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	108,680,441
Shares redeemed	(10,242,731)
Net increase in net assets derived from beneficial interest transactions	98,437,710
Net increase in net assets	111,498,699
NET ASSETS
Beginning of period	–
End of period	$111,498,699

See Notes to Financial Statements

TrueShares ConVex Protect ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period
June 27, 2025
(Commencement of
Operations) through
October 31, 2025
OPERATIONS
Net investment income	$15,848
Net realized gain	56,920
Net change in unrealized appreciation/depreciation	199,220
Net increase in net assets resulting from operations	271,988
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	3,177,661
Shares redeemed	(276,297)
Net increase in net assets derived from beneficial interest transactions	2,901,364
Net increase in net assets	3,173,352
NET ASSETS
Beginning of period	–
End of period	$3,173,352

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		June 28, 2024
	For the Year	(Commencement of
	Ended October 31,	Operations) through
	2025	October 31, 2024
OPERATIONS
Net investment income	$5,292,747	$814,615
Net realized loss	(4,791,434)	(451,794)
Net change in unrealized appreciation/depreciation	(1,224,418)	(63,103)
Net increase/(decrease) in net assets resulting from operations	(723,105)	299,718
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,450,341)	–
Net decrease in net assets from distributions	(1,450,341)	–
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	176,950,289	81,459,535
Shares redeemed	(34,365,138)	(1,254,770)
Net increase in net assets derived from beneficial interest transactions	142,585,151	80,204,765
Net increase in net assets	140,411,705	80,504,483
NET ASSETS
Beginning of period	80,504,483	–
End of period	$220,916,188	$80,504,483

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		June 28, 2024
	For the Year	(Commencement of
	Ended October 31,	Operations) through
	2025	October 31, 2024
OPERATIONS
Net investment income	$1,460,476	$581,048
Net realized gain/(loss)	95,745	(301,548)
Net change in unrealized appreciation/depreciation	246,755	(155,763)
Net increase in net assets resulting from operations	1,802,976	123,737
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(889,851)	–
Net decrease in net assets from distributions	(889,851)	–
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	18,310,543	48,103,574
Shares redeemed	(56,225,280)	(1,262,208)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(37,914,737)	46,841,366
Net increase/(decrease) in net assets	(37,001,612)	46,965,103
NET ASSETS
Beginning of period	46,965,103	–
End of period	$9,963,491	$46,965,103

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period
January 24, 2025
(Commencement of
Operations) through
October 31, 2025
OPERATIONS
Net investment loss	$(95,906)
Net realized loss	(100,490)
Net change in unrealized appreciation/depreciation	9,717,115
Net increase in net assets resulting from operations	9,520,719
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	117,401,038
Shares redeemed	(488,669)
Net increase in net assets derived from beneficial interest transactions	116,912,369
Net increase in net assets	126,433,088
NET ASSETS
Beginning of period	–
End of period	$126,433,088

See Notes to Financial Statements

The Opal International Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Period
	December 26, 2024
	(Commencement of
	Operations) through
	October 31, 2025(a)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.85
Net realized and unrealized gain on investments	5.39
Total from Investment Operations	6.24

DISTRIBUTIONS:
From distributable earnings	(0.78)
Total Distributions	(0.78)

Net Increase in net asset value	5.46
Net Asset Value - End of Period	$30.46
TOTAL RETURN(c)	25.22%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$111,499
Ratio of net operating expenses to average net assets	0.75	%(d)
Ratio of net investment income to average net assets	3.50	%(d)
Portfolio turnover rate(e)(f)	35%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on December 26, 2024 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares ConVex Protect ETF

FINANCIAL HIGHLIGHTS

	For the Period
	June 27, 2025
	(Commencement of
	Operations) through
	October 31, 2025(a)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain on investments	3.60
Total from Investment Operations	3.85

Net Increase in net asset value	3.85
Net Asset Value - End of Period	$28.85
TOTAL RETURN(c)	15.40%

RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$3,173
Ratio of net operating expenses to average net assets	0.79	%(e)
Ratio of net investment income to average net assets	2.70	%(e)
Portfolio turnover rate(f)(g)	15%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on June 27, 2025 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the Schedule of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Quarterly Bear Hedge ETF

FINANCIAL HIGHLIGHTS

		For the Period
		June 28, 2024
	For the Year	(Commencement of
	Ended	Operations) through
	October 31, 2025	October 31, 2024(a)
Net Asset Value, Beginning of Period	$25.08	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.86	0.36
Net realized and unrealized loss on investments	(0.95)	(0.28)
Total from Investment Operations	(0.09)	0.08

DISTRIBUTIONS:
From distributable earnings	(0.33)	–
Total Distributions	(0.33)	–

Net Increase/(Decrease) in net asset value	(0.42)	0.08
Net Asset Value - End of Period	$24.66	$25.08
TOTAL RETURN(c)	(0.34%)	0.32%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$220,916	$80,504
Ratio of net operating expenses to average net assets	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	3.46%	4.23	%(d)
Portfolio turnover rate(e)(f)	–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Quarterly Bull Hedge ETF

FINANCIAL HIGHLIGHTS

		For the Period
		June 28, 2024
	For the Year	(Commencement of
	Ended	Operations) through
	October 31, 2025	October 31, 2024(a)
Net Asset Value, Beginning of Period	$25.25	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.88	0.37
Net realized and unrealized gain/(loss) on investments	0.54	(0.12)
Total from Investment Operations	1.42	0.25

DISTRIBUTIONS:
From distributable earnings	(0.45)	–
Total Distributions	(0.45)	–

Net Increase in net asset value	0.97	0.25
Net Asset Value - End of Period	$26.22	$25.25
TOTAL RETURN(c)	5.72%	1.00%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$9,963	$46,965
Ratio of net operating expenses to average net assets	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	3.51%	4.27	%(d)
Portfolio turnover rate(e)(f)	–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Seasonality Laddered Buffered ETF

FINANCIAL HIGHLIGHTS

	For the Period
	January 24, 2025
	(Commencement of
	Operations) through
	October 31, 2025(a)
Net Asset Value, Beginning of Period	$25.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain on investments	1.99
Total from Investment Operations	1.96

Net Increase in net asset value	1.96
Net Asset Value - End of Period	$27.02
TOTAL RETURN(c)	7.83%

RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$126,433
Ratio of net operating expenses to average net assets	0.19	%(e)
Ratio of net investment (loss) to average net assets	(0.18	%)(e)
Portfolio turnover rate(f)(g)	136%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on January 24, 2025 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the Schedule of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series of the Trust, The Opal International Dividend Income ETF (“IDVZ”), TrueShares ConVex Protect ETF (“PVEX”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). ONEZ uses a fund-of-funds approach. Financial statements and other information about each underlying fund is available at www.true-shares.com. Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
The Opal International Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.
TrueShares ConVex Protect ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.
TrueShares Quarterly Bear Hedge ETF	Substantial protection of principal with total return.
TrueShares Quarterly Bull Hedge ETF	Total return with substantial protection of principal.
TrueShares Seasonality Laddered Buffered ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.

The Funds commenced operations on the dates listed below:

Fund	Diversified/ Non-Diversified	Commencement of Operations
The Opal International Dividend Income ETF	Non-Diversified	December 26, 2024
TrueShares ConVex Protect ETF	Non-Diversified	June 27, 2025
TrueShares Quarterly Bear Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Quarterly Bull Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Seasonality Laddered Buffered ETF	Non-Diversified	January 24, 2025

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

During the period ended October 31, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations & Risk Committee of the Adviser acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principals in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update 2013-08.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Funds’ total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Investments in money market funds, including short-term investments, are generally prices at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of October 31, 2025:

The Opal International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$111,063,323	$–	$–	$111,063,323
Money Market Funds	458,204	–	–	458,204
Total	$111,521,527	$–	$–	$111,521,527

TrueShares ConVex Protect ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$1,178,369	$–	$–	$1,178,369
Purchased Options	–	357,900	–	357,900
U.S. Treasury Obligations	–	1,579,462	–	1,579,462
Money Market Funds	8,242	–	–	8,242
Total	$1,186,611	$1,937,362	$–	$3,123,973
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(45,597)	$–	$(45,597)
Total	$–	$(45,597)	$–	$(45,597)

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$820,156	$–	$820,156
U.S. Treasury Obligations	–	220,186,030	–	220,186,030
Money Market Funds	11,916	–	–	11,916
Total	$11,916	$221,006,186	$–	$221,018,102

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$196,941	$–	$196,941
U.S. Treasury Obligations	–	9,730,423	–	9,730,423
Money Market Funds	15,237	–	–	15,237
Total	$15,237	$9,927,364	$–	$9,942,601

TrueShares Seasonality Laddered Buffered ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$126,216,279	$–	$–	$126,216,279
Money Market Funds	235,110	–	–	235,110
Total	$126,451,389	$–	$–	$126,451,389

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: PVEX, QBER, QBUL and ONEZ and generally pay out dividends from net investment income, if any, at least annually. IDVZ intends to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the periods ended October 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of October 31, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for written options, which is held with one counterparty. The interest incurred, if any, on the Funds is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds, if any, are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of October 31, 2025, the effects of derivatives instruments on each Fund’s Statement of Assets and Liabilities were as follows:

TrueShares ConVex Protect ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$357,900
Total		$357,900
Liability Derivatives
Equity (Written Options)	Written options, at value	$(45,597)
Total		$(45,597)
TrueShares Quarterly Bear Hedge ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$820,156
Total		$820,156
TrueShares Quarterly Bull Hedge ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$196,941
Total		$196,941

For the year/periods ended October 31, 2025, the effects of derivative instruments on each Fund’s Statement of Operations were as follows:

TrueShares ConVex Protect ETF

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$45,298	$164,638
Equity (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/depreciation on written options	$11,606	$32,175
Total		$56,904	$196,813

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

TrueShares Quarterly Bear Hedge ETF

Risk Exposure	Statement of Operations Location	Realized Loss on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity (Purchased Options)	Net realized loss on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$(4,791,070)	$(1,282,578)
Total		$(4,791,070)	$(1,282,578)

TrueShares Quarterly Bull Hedge ETF

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$97,371	$247,248
Total		$97,371	$247,248

The average monthly notional value of purchased option contracts for the PVEX, QBER, and QBUL were $5,158,116, $93,649,990 and $28,143,774, respectively during the year/period ended October 31, 2025. The average monthly notional value of written option contracts for PVEX was $1,123,352 for the period ended October 31, 2025.

During the period ended October 31, 2025, IDVZ and ONEZ held no purchased or written options.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

The Opal International Dividend Income ETF	0.75%
TrueShares ConVex Protect ETF	0.79%
TrueShares Quarterly Bear Hedge ETF	0.79%
TrueShares Quarterly Bull Hedge ETF	0.79%
TrueShares Seasonality Laddered Buffered ETF	0.19%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Opal Capital LLC (the “IDVZ Sub-Adviser”), a Florida limited liability company, serves as sub-adviser to IDVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and IDVZ Sub-Adviser, the Adviser is responsible for trading portfolio securities on behalf of IDVZ, including selecting broker-dealers to execute purchase and sale transactions and the IDVZ Sub-Adviser is responsible for security selection. The IDVZ Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not IDVZ.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year/periods ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
The Opal International Dividend Income ETF(a)	$29,404,781	$25,618,370	$104,050,558	$9,836,793
TrueShares ConVex Protect ETF(b)	1,279,791	103,492	–	–
TrueShares Quarterly Bear Hedge ETF(c)	–	–	–	–
TrueShares Quarterly Bull Hedge ETF(c)	–	–	–	–
TrueShares Seasonality Laddered Buffered ETF(d)	94,555,640	94,434,965	116,965,861	486,882

(a)	December 26, 2024 (Commencement of Operations) through October 31, 2025.
(b)	June 27, 2025 (Commencement of Operations) through October 31, 2025
(c)	Year ended October 31, 2025.
(d)	January 24, 2025 (Commencement of Operations) through October 31, 2025.

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

The Opal International Dividend Income ETF	For the Period December 26, 2024 (Commencement of Operations) through October 31, 2025
Shares sold	4,010,000
Shares redeemed	(350,000)
Net increase in shares outstanding	3,660,000

TrueShares ConVex Protect ETF	For the Period June 27, 2025 (Commencement of Operations) through October 31, 2025
Shares sold	120,000
Shares redeemed	(10,000)
Net increase in shares outstanding	110,000

TrueShares Quarterly Bear Hedge ETF	For the Year Ended October 31, 2025	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024
Shares sold	7,140,000	3,260,000
Shares redeemed	(1,390,000)	(50,000)
Net increase in shares outstanding	5,750,000	3,210,000

TrueShares Quarterly Bull Hedge ETF	For the Year Ended October 31, 2025	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024
Shares sold	730,000	1,910,000
Shares redeemed	(2,210,000)	(50,000)
Net increase/(decrease) in shares outstanding	(1,480,000)	1,860,000

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

TrueShares Seasonality Laddered Buffered ETF	For the Period January 24, 2025 (Commencement of Operations) through October 31, 2025
Shares sold	4,700,000
Shares redeemed	(20,000)
Net increase in shares outstanding	4,680,000

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on October 31, 2025, permanent differences resulting primarily from in-kind redemptions and the utilization of earnings and profits distributed to shareholders on redemption of shares were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholder or net asset value per common share outstanding. Permanent book and tax differences were reclassified at October 31, 2025 among paid in capital and total distributable earnings/ (accumulated deficit) for the Funds as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Accumulated Deficit)
The Opal International Dividend Income ETF	$2,530,622	$(2,530,622)
TrueShares ConVex Protect ETF	6,635	(6,635)
TrueShares Quarterly Bear Hedge ETF	–	–
TrueShares Quarterly Bull Hedge ETF	–	–
TrueShares Seasonality Laddered Buffered ETF	16,495	(16,495)

The character of distributions paid on a tax basis during the period ended October 31, 2025 were as follows:

Fund	Ordinary Income
The Opal International Dividend Income ETF	$2,200,368
TrueShares ConVex Protect ETF	–
TrueShares Quarterly Bear Hedge ETF	1,450,341
TrueShares Quarterly Bull Hedge ETF	889,851
TrueShares Seasonality Laddered Buffered ETF	–

The Funds did not declare any distributions during the period ended October 31, 2024.

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at October 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
The Opal International Dividend Income ETF	$13,703,692	$(2,662,682)	$–	$11,041,010	$100,480,519
TrueShares ConVex Protect ETF	167,805	(1,290)	32,175	198,690	2,957,458
TrueShares Quarterly Bear Hedge ETF	64,080	(1,351,604)	–	(1,287,524)	222,305,626
TrueShares Quarterly Bull Hedge ETF	90,123	(122)	–	90,001	9,852,600
TrueShares Seasonality Laddered Buffered ETF	9,531,090	(97,627)	–	9,433,463	117,017,926

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

As of October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
The Opal International Dividend Income ETF	$–	$(510,643)	$11,041,010	$10,530,367
TrueShares ConVex Protect ETF	66,663	–	198,690	265,353
TrueShares Quarterly Bear Hedge ETF	4,657,021	(5,241,385)	(1,287,524)	(1,871,888)
TrueShares Quarterly Bull Hedge ETF	1,151,673	(204,812)	90,001	1,036,862
TrueShares Seasonality Laddered Buffered ETF	70,761	–	9,433,463	9,504,224

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

As of October 31, 2025, the following amounts are available as capital loss carry forwards to the next tax year:

Fund	No Expiration Short-Term
The Opal International Dividend Income ETF	$(510,643)
TrueShares ConVex Protect ETF	–
TrueShares Quarterly Bear Hedge ETF	(5,241,385)
TrueShares Quarterly Bull Hedge ETF	(204,812)
TrueShares Seasonality Laddered Buffered ETF	–

The capital loss carryovers utilized by the Funds during the year ended October 31, 2025 were as follows:

Fund	Amount
TrueShares Quarterly Bull Hedge ETF	$96,722

NOTE 8 - INVESTMENTS IN AFFILIATES

ONEZ uses a fund-of-funds approach and invests in certain securities that have the same Adviser as the Fund. As such, those securities are affiliates as defined in the Investment Company Act of 1940. Transactions during the period in those securities were as follows:

Security	January 24, 2025 Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Income	Capital Gain	October 31, 2025 Value
TrueShares Quarterly Bear Hedge ETF	$–	$18,494,431	$(5,432,866)	$(46,314)	$(97,627)	$–	$–	$12,917,624
TrueShares Quarterly Bull Hedge ETF	–	15,858,306	(10,664,647)	(43,585)	192,396	–	–	5,342,470
TrueShares Structured Outcome (April) ETF	–	13,100,592	(5,081,308)	(42,943)	801,711	–	–	8,778,052
TrueShares Structured Outcome (August) ETF	–	14,647,640	(6,455,990)	(84,040)	895,712	–	–	9,003,322
TrueShares Structured Outcome (December) ETF	–	15,003,131	(6,021,136)	(52,810)	740,016	–	–	9,669,201
TrueShares Structured Outcome (February) ETF	–	12,493,541	(3,385,349)	26,623	793,632	–	–	9,928,447
TrueShares Structured Outcome (January) ETF	–	13,945,840	(5,300,248)	31,045	766,013	–	–	9,442,650
TrueShares Structured Outcome (July) ETF	–	19,511,125	(10,271,935)	18,139	898,610	–	–	10,155,939
TrueShares Structured Outcome (June) ETF	–	12,800,717	(4,721,797)	36,619	894,649	–	–	9,010,188
TrueShares Structured Outcome (March) ETF	–	17,705,674	(9,349,731)	60,166	821,010	–	–	9,237,119

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued)

TrueShares Structured Outcome (May) ETF	–	14,284,311	(6,840,283)	(80,954)	722,454	–	–	8,085,528
TrueShares Structured Outcome (November) ETF	–	12,392,089	(5,369,487)	48,266	783,622	–	–	7,854,490
TrueShares Structured Outcome (October) ETF	–	14,837,345	(7,319,881)	(44,466)	799,352	–	–	8,272,350
TrueShares Structured Outcome (September) ETF	–	16,446,759	(8,707,189)	73,764	705,565	–	–	8,518,899
TOTAL	$–	$211,521,501	$(94,821,847)	$(100,490)	$9,717,115	$–	$–	$126,216,279

NOTE 9 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 10 - SUBSEQUENT EVENTS

On November 26, 2025, The Opal International Dividend Income ETF paid a distribution of $0.04085 per share to shareholders of record on November 25, 2025.

TrueShares ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TrueShares ETFs and

Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Elevation Series Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
The Opal International Dividend Income ETF	For the period from December 26, 2024 (commencement of operations) through October 31, 2025
TrueShares ConVex Protect ETF	For the period from June 27, 2025 (commencement of operations) through October 31, 2025
TrueShares Quarterly Bear Hedge ETF and TrueShares Quarterly Bull Hedge ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from June 28, 2024 (commencement of operations) through October 31, 2024
TrueShares Seasonality Laddered Buffered ETF	For the period from January 24, 2025 (commencement of operations) through October 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by TrueMark Investments, LLC since 2019.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

December 23, 2025

TrueShares ETFs

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

October 31, 2025 (Unaudited)

IDVZ designated the following for federal income tax purposes for the year ended October 31, 2025.

Foreign Taxes Paid	$175,826
Foreign Source Income	$2,018,411

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Dividends Received Deduction	Qualified Dividend Income Percentage
The Opal International Dividend Income ETF	0.00%	100.00%
TrueShares ConVex Protect ETF	0.00%	0.00%
TrueShares Quarterly Bear Hedge ETF	0.00%	0.00%
TrueShares Quarterly Bull Hedge ETF	0.00%	0.00%
TrueShares Seasonality Laddered Buffered ETF	0.00%	0.00%

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2024, that qualify as 163(j) interest dividends was 96.23% for QBER and 97.04% for QBUL.

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s websites at www.sec.gov or (ii) calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling (877) 774-TRUE (8783).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

SRHR and SRHQ Advisory Agreement Approval

At a meeting held on September 16, 2025 (the “Meeting”), the Board received presentations from Paralel Advisors LLC (“PAL”), SRH Advisors, LLC (“SRH”) and Vident Advisory, LLC (“VA”) regarding the renewal of the investment advisory agreements, between PAL and the Trust, on behalf of SRH REIT Covered Call ETF (“SRHR”) and SRH U.S. Quality GARP ETF (“SRHQ”) (the “Advisory Agreement”), the investment sub-advisory agreements, between PAL and VA on behalf of SRHR and SRHQ (the “VA Sub-Advisory Agreement”) and the investment sub-advisory agreement between PAL and SRH on behalf of SRHR (the “SRH Sub-Advisory Agreement,” and together with the Advisory Agreement and VA Sub-Advisory Agreement, the “SRH Agreements”).

The Board was assisted by independent legal counsel throughout the SRH Agreements review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating each of the SRH Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of each of the Agreements.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the SRH Advisory Agreement to SRHQ and SRHR, noting that PAL provides general investment management services to each Fund. In examining the nature, extent and quality of the investment advisory services provided by PAL, the Trustees considered the qualifications, experience and capabilities of PAL’s management team and other personnel. The Trustees also evaluated PAL’s and its parent company, PTL’s, history, growth and financial position. Furthermore, the Trustees considered the qualifications and experience of PAL’s senior personnel, including its Chief Executive Officer and founder of PAL and the Paralel entities, and the experience of several members of PAL’s senior management team.

The Board noted that it had received the response of PAL to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services provided by PAL. The Board considered services provided by PAL to SRHQ and SRHR, such as monitoring adherence to each Fund’s investment restrictions, oversight of each Fund’s respective sub-adviser(s), monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund had achieved its investment objective. The Board noted that PAL had reported no regulatory compliance or litigation issues since the prior approval of the firm by the Board. In conclusion, the Board concluded that it was satisfied with the service provided by PAL to each of SRHQ and SRHR and its shareholders.

Performance. The Board noted that it had received information on SRHQ and SRHR’s performance relative to certain peer funds included in each Fund’s FUSE Report. The Board noted SRHQ had slightly underperformed versus its benchmark for the 3-month, one-year and since inception periods. They further noted that SRHR had ranked in the bottom performance quartile of its peer group for the 3-month, one-year and since inception periods. The Board reviewed the primary contributors and detractors to SRHQ and SRHR’s performance. Following review, the Board agreed that each Fund’s strategy appeared to operating as intended.

Cost of Services Provided. The Board reviewed the advisory fees for SRHQ and SRHR, noting that it was a “unitary fee” under which PAL paid all ordinary operating expenses of the Funds except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. Accordingly, the Board agreed that a comparison of each Fund’s expense ratio to the funds in its respective FUSE Peer Group was appropriate. The Board noted that the expense ratio for SRHQ was below the FUSE Peer Group median.

The Board acknowledged that SRHR’s advisory fee was higher than its Fuse Peer Group median. They reviewed the factors contributing to the higher fee noting that SRHR requires active management of its covered call strategy, a strategy that no other fund in the peer group employed, which resulted in increased management costs and compliance obligations compared to funds that do not employ derivatives. The Board also noted that SRHR’s advisory fee was higher than that of SRHQ’s, again due to the active versus passive management nature of each of the respective Fund. Finally, the Board noted that PAL’s advisory fee for advisory services provided to another registered closed-end fund was less than that of SRHR. In consideration of these factors, the Board agreed that fees paid under the Advisory Agreement for each Fund was not unreasonable.

Economies of Scale and Profitability. The Board noted that PAL was responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Trustees reviewed an analysis of PAL’s profitability with respect to SRHQ and SRHR, noting it had not earned a profit across the prior year from its work with the Funds pursuant to the Advisory Agreements. The Board also evaluated other compensation and benefits received by PAL from its relationship with SRHQ and SRHR, noting PTL was the Funds’ administrator and PDL was the Funds’ distributor. Further, it was noted that an affiliate of the Funds’ index provider, SRH, held an indirect non-controlling investment in PTL, PAL’s parent company. The Board agreed that economies of scale had not yet been achieved with the Funds, and, in the event there were to be significant asset growth in either Fund, at such time the Board would reassess whether the fee appropriately took into account any economies of scale realized as a result of that growth.

Conclusion. Based on consideration of all the factors in their totality, the Board determined that Advisory Agreement, including the compensation payable under the agreement to each Fund, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore determined that the renewal of the Advisory Agreement was in the best interests of SRHQ, SRHR and each of its respective shareholders.

VA Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the VA Sub-Advisory Agreement, noting that VA provides portfolio management services to each Fund. The Board considered the quality of VA’s compliance program, as well as the experience of VA in providing similar services to other ETFs. The Board noted that it had received a copy of VA’s Form ADV, financial statements, as well as VA’s response to a detailed series of questions that included, among other things, information about VA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, brokerage information and other practices.

The Board considered that VA was retained to provide ETF trading services to each of SRHQ and SRHR. Additionally, VA provided for the general management of the day-to-day investment and reinvestment of the assets of SRHQ while SRH handled similar responsibilities for SRHR. The Board also considered VA’s recognized status in the industry and extensive experience with respect to portfolio management services given the number of ETFs for which it provides similar sub advisory services. Further, the Trustees acknowledged PAL’s satisfaction with the services provided by VA to each Fund.

Performance. The Board agreed that, because VA’s role was primarily to track an index, overall performance considerations were more appropriately considered as part of the consideration of the Advisory Agreement at the adviser level. The Trustees also considered PAL’s representation that it was satisfied with VA’s performance ensuring that each Fund had successfully tracked the underlying index.

Cost of Services Provided. The Board reviewed the sub-advisory fees paid by PAL to VA for its services to SRHQ and SRHR. The Board considered that the fees paid to VA were paid by PAL, not the Funds, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board agreed that the VA fees reflected a not-unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm and noted that the fees were in line with those charged by VA for managing other funds.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits received by VA from its relationship with SRHQ and SRHR and reviewed an analysis of VA’s profitability with respect to the work completed for each Fund. The Board noted that the profitability analysis provided by VA was Pro Forma and not actual profits realized based on expenses of the Funds over the prior twelve months so the actual profit and projected profit in the analysis were substantially similar. Based on that discussion, the Board concluded that VA had earned a modest and not-unreasonable profit from its work with each Fund.

The Board noted that economies of scale were more appropriately considered at the adviser-level due to the unitary fee structure of the Funds and should be considered with respect to the overall Advisory Agreement of the Funds, taking into consideration the impact of the sub-advisory expense.

Conclusion. Based on a consideration of all the factors in their totality, the Board determined that the VA Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable for each Fund. The Board, including the Independent Trustees, therefore determined that the renewal of the VA Sub-Advisory Agreement was in the best interests of SRHQ, SRHR and their respective shareholders.

SRH Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the SRH Sub-Advisory Agreement, noting that SRH is responsible for making investment decisions for SRHR, determining what securities will be purchased held or sold for the Fund and determining which portion of SRHR’s assets remain uninvested. The Board considered the quality of SRH’s compliance program, as well as the experience of SRH in providing similar services to other ETFs. The Board noted that it had received a copy of SRH’s Form ADV, financial statements, as well as SRH’s response to a detailed series of questions that included, among other things, information about SRH’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, brokerage information and other practices. Further, the Trustees acknowledged PAL’s satisfaction with the services provided by SRH to SRHR.

Performance. The Board noted that it had received information on SRHR’s performance relative to certain peer funds included in SRHR’s FUSE Report. They further noted that SRHR had ranked in the bottom performance quartile of its peer group for the three-month, one-year and since inception periods. The Board reviewed the factors impacting SRHR’s performance noting PAL and SRH’s decision to exclude a certain security from SRHR’s portfolio as well as the Fund’s overall underweight allocation to Retail REITS, as compared to its peer group, as the primary drivers for SRHR’s underperformance. The Board also acknowledged SRH’s position that, despite SRHR’s underperformance, SRH remained confident that SRHR’s investment strategy would generate attractive risk-adjusted returns over extended time horizons. Following review, the Board agreed that SRHR’s strategy appeared to operating as intended.

Cost of Services Provided. The Board reviewed the sub-advisory fees paid by PAL to SRH for its services to SRHR. The Board considered that the fees paid to SRH were paid by PAL, not the Fund, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board agreed that the SRH fees reflected a not-unreasonable allocation of the advisory fees paid to the firm given the work performed by each firm.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits received by SRH from its relationship with SRHR and reviewed an analysis of SRH’s profitability with respect to the work completed for the Fund, noting that it earned a modest and not-unreasonable profit from its work with SRHR. The Board noted that economies of scale were more appropriately considered at the adviser-level due to the unitary fee structure of the Fund and should be considered with respect to the overall Advisory Agreement of the Fund, taking into consideration the impact of the sub-advisory expense.

Conclusion. Based on a consideration of all the factors in their totality, the Board determined that the SRH Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable for SRHR. The Board, including the Independent Trustees, therefore determined that the renewal of the SRH Sub-Advisory Agreement was in the best interests of SRHR and its shareholders.

TrueShares ConVex Protect ETF Advisory Agreement Approval

At a meeting held on June 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Advisory Agreement (the “Advisory Agreement”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of TrueShares ConVex Protect ETF (“PVEX”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that TMI would provide a full range of services to PVEX including, but not limited to, portfolio management, management of vendor relationships, interactions with the Trust, as well as portfolio compliance and trading. The Board acknowledged that the services to be provided under the Advisory Agreement were identical to those provided by TMI under advisory agreements for other funds in the Trust. The Board noted the depth of TMI’s management of other registered funds, including a suite of 18 ETFs listed on the NYSE, Cboe and NASDAQ exchanges. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In examining the nature, extent and quality of the investment advisory services to be provided by TMI, the Trustees considered the qualifications, experience and capabilities of TMI’s management team and other personnel. The Board acknowledged the investment team’s experience and knowledge in investment operations similar to that of PVEX. The Board considered the Fund’s principal investment strategy, noting that TMI would identify and mitigate risks by confirming that the necessary policies and procedures to address inherent risks including portfolio risks, conflicts of interest, investment limitations etc., are included in TMI’s compliance manual.

The Board noted that it had received a copy of TMI’s Form ADV, as well as TMI’s written responses to a detailed series of questions, which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by TMI. The Board considered the potential impact of the Transaction on the services provided by TMI, noting, based on representations from management and information provided by legal counsel, RiverNorth’s financial condition, operational capabilities, and investment expertise, and how these factors were expected to reinforce the extent and quality of services available to the Funds. The Board concluded that the nature and extent of the services to be provided by TMI as the investment adviser to PVEX would be of high quality, appropriate and sufficient to support the approval of the Advisory Agreement.

Performance. The Board noted that since the Fund had not yet commenced operations, no performance information was available. The Board considered performance of three ETFs managed by TM, that use strategies somewhat similar to those to be employed by PVEX. The Board noted that any performance comparison was informative but not definitive. The Board observed that the three ETFs had lagged their performance benchmark (S&P 500 Index) over the one-year, three-year, and since-inception periods ended March 31, 2025, as applicable. The Board further noted that the benchmark does not provide a pure comparison because the ETFs have risk dampening features, while the benchmark does not. The Board also considered that two of the ETFs were both relatively new with limited performance history. The Board discussed TMI’s explanations for underperformance over the periods considered. In conclusion, the Trustees agreed that TMI could be expected to provide reasonable returns consistent with the Fund’s stated objectives and strategies.

Fees and Expenses. The Board reviewed the management fee payable for PVEX under the Advisory Agreement, noting that it was proposed as a “unitary fee” under which TMI would pay all expenses of the Fund except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of the Fund’s unitary management fee to the total expense ratio of the respective FUSE Peer Group.

The Board observed that the Fund’s proposed management fee was equal to the median of the FUSE Peer Group, slightly above the average, and well within the range of reasonable fees of the FUSE Peer Group of hedged equity ETFs provided by FUSE. The Board also observed that the Fund’s proposed management fee was equal to ETFs managed by TMI with similar or somewhat similar strategies. The Board agreed that the fee appeared commensurate with the expertise required to implement the Fund’s strategy. The Board concluded that the proposed unitary management fee for PVEX was not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with PVEX and reviewed an analysis of TMI’s projected profitability with respect to the work to be completed for the Fund. In their discussion, the Board considered the range of what might reasonably be believed to be a fair entrepreneurial profit. The Board discussed TMI’s method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry. The Board also acknowledged the difficulty of fully capturing the entirety of TMI’s expenses with respect to the Fund in isolation and the optimistic asset growth estimates. Overall, the Board concluded that the profit estimates represented a fair entrepreneurial profit. The Board also noted that because the Fund had not yet commenced operations, economies of scale could not be presently assessed. The Trustees agreed that, should assets of the Fund grow and create opportunities for breakpoints in the future, it would revisit this issue at that time.

Conclusion. The Trustees, including a majority of the Independent Trustees, concluded, based on their consideration of the foregoing and their evaluation of all of the information reviewed by the Trustees, that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

TrueShares Quarterly Bull Hedge ETF and TrueShares Quarterly Bear Hedge ETF New Advisory and Interim Advisory Agreements Approval

At a meeting held on June 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of a New Advisory Agreement and the Interim Advisory Agreement (the “Advisory Agreements”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of TrueShares Quarterly Bull Hedge ETF (“QBUL”) and TrueShares Quarterly Bear Hedge ETF (“QBER”) (together the “Funds”).

In considering the approval of the Interim Advisory Agreement and New Advisory Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Interim Advisory Agreement and New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Interim Advisory Agreement and New Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the scope of services to be provided under the Interim Advisory Agreement and New Advisory Agreement, noting that TMI would provide a full range of services to QBUL and QBER including, but not limited to, portfolio management, management of vendor relationships, interactions with the Trust, as well as portfolio compliance and trading. The Board acknowledged that the services to be provided under the Interim Advisory Agreement and New Advisory Agreement were identical to those provided by TMI under the current advisory agreement. The Board noted the depth of TMI’s management of other registered funds, including a suite of 18 ETFs listed on the NYSE, Cboe and NASDAQ exchanges. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In examining the nature, extent and quality of the investment advisory services to be provided by TMI, the Trustees considered the qualifications, experience and capabilities of TMI’s management team and other personnel. The Board acknowledged the investment team’s experience and knowledge in investment operations similar to that of the Funds. The Board considered the Funds’ strategies, noting that TMI would identify and mitigate risks by confirming that the necessary policies and procedures to address inherent risks including portfolio risks, conflicts of interest, investment limitations etc., are included in TMI’s compliance manual.

The Board noted that it had received a copy of TMI’s Form ADV, as well as TMI’s written responses to a detailed series of questions, which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by TMI. The Board considered the potential impact of the Transaction on the services provided by TMI, noting, based on representations from management and information provided by legal counsel, RiverNorth’s financial condition, operational capabilities, and investment expertise, and how these factors were expected to reinforce the extent and quality of services available to the Funds. The Board concluded that the nature and extent of the services provided by TMI as the investment adviser to the Funds would be of high quality, appropriate and sufficient to support the approval of the Interim Advisory Agreement and New Advisory Agreement.

Performance. The Board considered the performance of QBUL and QBER through March 31, 2025, acknowledging that the Funds were both relatively new with limited performance history. The Board noted that each Fund outperformed its benchmark and peers selected by FUSE, an independent third-party data provider (“FUSE Peer Group”), over the three-month period while underperforming the benchmark and FUSE Peer Group since inception. The Board discussed TMI’s explanations for underperformance over the since inception period. In conclusion, the Trustees agreed that TMI could be expected to provide reasonable returns consistent with the Funds’ stated objectives and strategies and their shareholders.

Fees and Expenses. The Board considered that the Interim Advisory Agreement and New Advisory Agreement were identical in all material respects to the current advisory agreement except for the dates of commencement and renewal. The Board reviewed the management fee payable for QBUL and QBER under the Interim Advisory Agreement and New Advisory Agreement, noting that each were proposed as a “unitary fee” under which TMI would pay all expenses of the Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each Fund’s unitary management fee to the total expense ratio of the respective FUSE Peer Group.

The Board noted that the management fees to be charged under the Interim Advisory Agreement and New Advisory Agreement were identical to the fees charged under the current advisory agreement, and that the expenses to be borne by TMI under the Interim Advisory Agreement and New Advisory Agreement were identical to the expenses borne by TMI under the current advisory agreement. The Board observed that each Fund’s management fee was equal to the median of the FUSE Peer Group. The Board agreed that the fee appeared commensurate with the expertise required to implement each Fund’s strategy. The Board concluded that the proposed unitary management fees for QBUL and QBER were not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with QBUL and QBER and reviewed an analysis of TMI’s projected profitability with respect to the work to be completed for each Fund. In their discussion, the Board considered the range of what might reasonably be believed to be a fair entrepreneurial profit. The Board discussed TMI’s method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry. The Board also acknowledged the difficulty of fully capturing the entirety of TMI’s expenses with respect to a Fund in isolation and the optimistic asset growth estimates. Overall, the Board concluded that the profit estimates represented a fair entrepreneurial profit. The Board also noted that economies of scale had not yet been reached by TMI. The Trustees agreed that, should assets of the Funds grow and create opportunities for breakpoints in the future, it would revisit this issue at that time.

Conclusion. The Trustees, including a majority of the Independent Trustees, concluded, based on their consideration of the foregoing and their evaluation of all of the information reviewed by the Trustees, that approval of the Interim Advisory Agreement and New Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ELEVATION SERIES TRUST

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	January 5, 2026

By (Signature and Title)	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	January 5, 2026